INVESTMENT SHARES
COMBINED PROSPECTUS




November 30, 1995



  The U.S. Government Securities Fund

  The Stock Fund

  The Strategic Stock Fund

  The Virginia Municipal Bond Fund

  The Maryland Municipal Bond Fund

  The Treasury Money Market Fund

  The Money Market Fund

  The Tax-Free Money Market Fund

Funds Managed by

[LOGO]

The Investment Adviser to The Virtus Funds is Virtus Capital Management, Inc., a subsidiary of Signet Banking Corporation. The Virtus Funds are administered by subsidiaries of Federated Investors, independent of Signet.

Investment products offered through Signet Financial Services, Inc. are not deposits, obligations of, or guaranteed by Signet Bank, and are not insured by FDIC or any Federal agency. In addition, they involve risk, including possible loss of principal invested. Member NASD.

Virtus Capital Management, Inc. is the investment adviser for The Virtus Funds. Federated Securities Corp. is the distributor of the Funds.

Federated Securities Corp., Distributor, is independent of Signet Bank.


THE VIRTUS FUNDS
INVESTMENT SHARES

PROSPECTUS

The Virtus Funds (the "Trust"), an open-end management investment company (a mutual fund), is comprised of the eight separate investment portfolios set forth below (collectively, the "Funds," individually, a "Fund"), each having a distinct investment objective and policies. With the exception of The Tax-Free Money Market Fund and The Strategic Stock Fund, which offer a single class of shares, the Funds are offered in two separate classes of shares known as Investment Shares and Trust Shares.

      The U.S. Government Securities Fund

      The Stock Fund

      The Strategic Stock Fund

      The Virginia Municipal Bond Fund
      The Maryland Municipal Bond Fund

      The Treasury Money Market Fund

      The Money Market Fund

      The Tax-Free Money Market Fund

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT ENDORSED OR GUARANTEED BY, SIGNET TRUST COMPANY OR SIGNET BANK OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES OF THE U.S. GOVERNMENT SECURITIES FUND, THE STOCK FUND, THE STRATEGIC STOCK FUND, THE VIRGINIA MUNICIPAL BOND FUND, AND THE MARYLAND MUNICIPAL BOND FUND INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE TREASURY MONEY MARKET FUND, THE MONEY MARKET FUND, AND THE TAX-FREE MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.

This prospectus relates only to the Investment Shares of those Funds offering classes and to shares of The Tax-Free Money Market Fund and The Strategic Stock Fund and contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.

The Funds have also filed a Combined Statement of Additional Information for the Investment Shares of the Funds offering classes and for shares of The Tax-Free Money Market Fund and The Strategic Stock Fund, dated November 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust or calling toll-free 1-800-723-9512. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                                                                       1
------------------------------------------------------

  Special Considerations                                                       1

SUMMARY OF FUND EXPENSES                                                       2
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           4
------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES OF EACH
  FUND                                                                        12
------------------------------------------------------

  The U.S. Government Securities Fund                                         12
  The Stock Fund                                                              13
  The Strategic Stock Fund                                                    14
  The Virginia Municipal Bond Fund and
     The Maryland Municipal Bond Fund                                         15
  The Treasury Money Market Fund                                              15
  The Money Market Fund                                                       15
  The Tax-Free Money Market Fund                                              16
  Investment Limitations                                                      17

PORTFOLIO INVESTMENTS AND STRATEGIES                                          17
------------------------------------------------------

  Regulatory Compliance                                                       17
  Borrowing Money                                                             17
  Selling Short                                                               18
  Restricted and Illiquid Securities                                          18
  When-Issued and Delayed Delivery
     Transactions                                                             18
  Investing in Securities of Other
     Investment Companies                                                     18
  Diversification                                                             18
  Non-Diversification                                                         18
  Investing in New Issuers                                                    19
  Repurchase Agreements                                                       19
  Lending of Portfolio Securities                                             19
  Acquiring Securities                                                        19
  Investment Risks                                                            19
  Variable Rate Demand Notes                                                  20
  Credit Enhancement                                                          20
  Demand Features                                                             20
  Participation Interests                                                     21
  Variable Rate Municipal Securities                                          21
  Municipal Leases                                                            21
  Temporary Investments                                                       21
  Municipal Securities                                                        22
  Futures Contracts and Options to Buy or
     Sell Such Contracts                                                      23

THE VIRTUS FUNDS INFORMATION                                                  24
------------------------------------------------------

  Management of the Trust                                                     24
  Distribution of Shares of the Funds                                         25
  Administration of the Funds                                                 25
  Expenses of the Funds and Investment
     Shares                                                                   26

NET ASSET VALUE                                                               26
------------------------------------------------------

INVESTING IN SHARES                                                           27
------------------------------------------------------

  Share Purchases                                                             27
  Systematic Investment Program                                               27
  Minimum Investment Required                                                 28
  What Shares Cost                                                            28
  Certificates and Confirmations                                              28
  Dividends                                                                   28
  Capital Gains                                                               28

EXCHANGE PRIVILEGE                                                            29
------------------------------------------------------

REDEEMING SHARES                                                              29
------------------------------------------------------

  Contingent Deferred Sales Charge--
     The U.S. Government Securities
     Fund, The Stock Fund, The Strategic
     Stock Fund, The Virginia Municipal
     Bond Fund and The Maryland
     Municipal Bond Fund                                                      31
  Contingent Deferred Sales Charge--
     The Treasury Money Market Fund,
     The Money Market Fund and The
     Tax-Free Money Market Fund                                               31
  Systematic Withdrawal Program                                               32
  Check-Writing Privilege                                                     32
  Accounts with Low Balances                                                  32

SHAREHOLDER INFORMATION                                                       32
------------------------------------------------------

  Voting Rights                                                               32
  Massachusetts Partnership Law                                               33

EFFECT OF BANKING LAWS                                                        33
------------------------------------------------------

TAX INFORMATION                                                               33
------------------------------------------------------

  Federal Income Tax                                                          33

PERFORMANCE INFORMATION                                                       35
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       35
------------------------------------------------------

ADDRESSES                                                                     36
------------------------------------------------------

SYNOPSIS
--------------------------------------------------------------------------------

The Trust, an open-end, management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated June 20, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Board" or "Trustees") have established a single class of shares for The Tax-Free Money Market Fund and The Strategic Stock Fund, and two classes of shares, Investment Shares and Trust Shares, for each of the other Funds in the Trust.

As of the date of this prospectus, the Trust is comprised of the following eight portfolios:

       The U.S. Government Securities Fund--seeks to provide current income by investing in a professionally managed, diversified portfolio limited primarily to U.S. government securities;

       The Stock Fund--seeks to provide growth of capital and income by investing in common stocks;

       The Strategic Stock Fund--seeks to provide growth of capital by investing in common stocks;

       The Virginia Municipal Bond Fund--seeks to provide current income which is exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Virginia by investing in a portfolio of Virginia municipal securities;

       The Maryland Municipal Bond Fund--seeks to provide current income which is exempt from federal regular income tax and the personal income tax imposed by the State of Maryland by investing in a portfolio of Maryland municipal securities;

       The Treasury Money Market Fund--seeks to provide current income consistent with stability of principal by investing in short-term U.S. Treasury obligations;

       The Money Market Fund--seeks to provide current income consistent with stability of principal by investing in money market instruments; and

       The Tax-Free Money Market Fund--seeks to provide current income exempt from federal income tax consistent with stability of principal, by investing in municipal securities.

This prospectus relates only to the Investment Shares ("Investment Shares") of those Funds offering classes and to the single class of shares ("Tax-Free Money Market Shares" and "Strategic Stock Shares") of The Tax-Free Money Market Fund and The Strategic Stock Fund (Investment Shares, Tax-Free Money Market Shares and Strategic Stock Shares are sometimes collectively referred to as "Shares"). For information on how to purchase Shares please refer to "Investing in Shares." A minimum initial investment of $1,000 is required for each Fund. A contingent deferred sales charge may be imposed on all Shares of The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund purchased after October 1, 1992 (other than Shares purchased through reinvestment of dividends and capital gains distributions), which are redeemed within five years of their purchase dates. Information on redeeming Shares may be found under "Redeeming Investment Shares." The Funds are advised by Virtus Capital Management, Inc.

SPECIAL CONSIDERATIONS

Investors should be aware of the following general considerations: the market value of fixed-income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to changes in prevailing interest rates. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options, variable rate securities and equity securities are described under "Investment Objective and Policies of Each Fund" and "Portfolio Investments and Strategies."


SUMMARY OF FUND EXPENSES--INVESTMENT SHARES,
STRATEGIC STOCK SHARES AND TAX-FREE MONEY
MARKET SHARES
--------------------------------------------------------------------------------

The following Fee Table and Example summarize the various costs and expenses that a shareholder of Investment Shares, Strategic Stock Shares and Tax-Free Money Market Shares will bear, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES

                                          THE                       THE           THE            THE
                                       TAX-FREE        THE       TREASURY      MARYLAND       VIRGINIA
                                         MONEY        MONEY        MONEY       MUNICIPAL      MUNICIPAL       THE
                                        MARKET       MARKET       MARKET         BOND           BOND         STOCK
                                         FUND         FUND         FUND          FUND           FUND         FUND
Contingent Deferred Sales Charge
  (as a percentage of amount
  redeemed, if applicable) (1)......     None        None          None          2.00%          2.00%        2.00%


                                         THE U.S.          THE
                                        GOVERNMENT      STRATEGIC
                                        SECURITIES        STOCK
                                           FUND           FUND
Contingent Deferred Sales Charge
  (as a percentage of amount
  redeemed, if applicable) (1)......         2.00%          2.00%


ANNUAL INVESTMENT SHARES, STRATEGIC STOCK SHARES AND TAX-FREE MONEY MARKET SHARES OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                            TOTAL INVESTMENT
                                                                                                         SHARES, STRATEGIC STOCK
                                                                                                           SHARES AND TAX-FREE
                                                                                                           MONEY MARKET SHARES
                                                              NET                                          OPERATING EXPENSES
                                                          MANAGEMENT        12B-1           OTHER         NET OF ANY WAIVERS OR
                                                           FEES (2)       FEES (3)     EXPENSES (4)(5)     REIMBURSEMENTS (6)
The Money Market Fund.................................         0.35%          0.00%           0.46%                 0.81%
The Treasury Money Market Fund........................         0.40%          0.25%           0.20%                 0.85%
The Tax-Free Money Market Fund........................         0.00%          0.00%           0.39%                 0.39%
The Maryland Municipal Bond Fund......................         0.32%          0.25%           0.67%                 1.24%
The Virginia Municipal Bond Fund......................         0.55%          0.25%           0.37%                 1.17%
The Stock Fund........................................         0.54%          0.25%           0.42%                 1.21%
The U.S. Government Securities Fund...................         0.50%          0.25%           0.26%                 1.01%
The Strategic Stock Fund..............................         0.00%          0.00%           0.44%                 0.44%


(1) A contingent deferred sales charge of 2.00% will be imposed on The Tax-Free Money Market Fund, The Money Market Fund and The Treasury Money Market Fund only in limited circumstances in which Shares being redeemed are acquired in exchange for Investment Shares in those Virtus Funds which charge a contingent deferred sales charge. The contingent deferred sales charge is 2.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within five years of purchase date.

(2) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for The Money Market Fund, The Treasury Money Market Fund, The Tax-Free Money Market Fund, The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, The Stock Fund, The U.S. Government Securities Fund, and The Strategic Stock Fund is 0.50%, 0.50%, 0.50%, 0.75%, 0.75%, 0.75%, 0.75%, and 1.00%, respectively.

(3) Fees paid by Investment Shares of each Fund for distribution and/or administrative services provided with respect to Investment Shares. Total payments of up to 0.25 of 1% (except The Money Market Fund and The Treasury Money Market Fund which have total payments of up to 0.35% of 1%) of the average daily net assets attributable to Investment Shares are permitted under the Distribution Plans. The Money Market Fund has voluntarily waived the 12b-1 fees. As of the date of this prospectus, The Strategic Stock Fund and The Tax-Free Money Market Fund are not paying or accruing 12b-1 fees. The Strategic Stock Fund and The Tax-Free Money Market Fund will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors. The Strategic Stock Fund and The Tax-Free Money Market Fund can pay up to 0.25% and 0.35% respectively, as a 12b-1 fee to the distributor. See "Management of the Trust-- Distribution Plans."

(4) Includes administration fees. See "Management of the Trust--Administration of the Funds."

(5) Total other expenses for The Tax-Free Money Market Fund, would have been 0.45% absent the voluntary reimbursement of other operating expenses by the Adviser. The Adviser can terminate this reimbursement at any time at its sole discretion.

(6) The total Investment Shares Operating Expenses for The Money Market Fund, The Treasury Money Market Fund, The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, The Stock Fund, The U.S. Government Securities Fund and The Strategic Stock Fund would have been 1.01%, 0.95%, 1.43%, 1.39%, 1.42%, 1.29%, and 1.47%, respectively, and the total Operating Expenses for The Tax-Free Money Market Fund would have been 0.95%, absent the waivers described above in notes 2, 3 and 5.


EXAMPLE:
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                         1 YEAR       1 YEAR(+)      3 YEARS      3 YEARS(+)       5 YEARS
The Money Market Fund................................   $ 8             $ 8            $26          $26              $45
The Treasury Money Market Fund.......................   $ 9             $ 9            $27          $27              $47
The Tax-Free Money Market Fund.......................   $ 4             $ 4            $13          $13              $22
The Maryland Municipal Bond Fund.....................   $33             $13            $62          $39              $68
The Virginia Municipal Bond Fund.....................   $33             $12            $60          $37              $64
The Stock Fund.......................................   $33             $12            $61          $38              $67
The U.S. Government Securities Fund..................   $31             $10            $55          $32              $56
The Strategic Stock Fund.............................   $25             $ 5            $37          $14              $25

                                                        10 YEARS
The Money Market Fund................................     $100
The Treasury Money Market Fund.......................     $104
The Tax-Free Money Market Fund.......................     $ 49
The Maryland Municipal Bond Fund.....................     $150
The Virginia Municipal Bond Fund.....................     $142
The Stock Fund.......................................     $147
The U.S. Government Securities Fund..................     $124
The Strategic Stock Fund.............................     $ 55


+Reflects expenses on the same investment, assuming no redemption.

The purpose of the foregoing Example is to assist an investor in understanding the various costs and expenses that a shareholder of Investment Shares, Strategic Stock Shares and Tax-Free Money Market Shares will bear, either directly or indirectly. For a more complete description of the various costs and expenses, see "The Virtus Funds Information" and "Investing in Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUNDS' FISCAL YEAR ENDING SEPTEMBER 30, 1996.

The information set forth in the foregoing table and Example relates only to Investment Shares of those Funds offering separate classes, The Tax-Free Money Market Shares and The Strategic Stock Fund Shares. Trust Shares of those Funds offering separate classes are subject to certain of the same expenses as Investment Shares, except they bear no contingent deferred sales charge or 12b-1 fee. See "Other Classes of Shares."


THE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                  1995       1994       1993       1992       1991(A)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $    9.83  $   10.90  $   10.95  $   10.54   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.64       0.61       0.66       0.75        0.78
  Net realized and unrealized gain (loss) on investments              0.30      (0.94)      0.03       0.50        0.54
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    0.94      (0.33)      0.69       1.25        1.32
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.64)     (0.61)     (0.66)(e)  (0.75)      (0.78)
  Distributions from net realized gains on investment
    transactions                                                    --         --          (0.08)     (0.09)     --
  Distributions in excess of net realized gain on investment
    transactions (e)                                                --          (0.13)    --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.64)     (0.74)     (0.74)     (0.84)      (0.78)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.13  $    9.83  $   10.90  $   10.95   $   10.54
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     9.84%     (3.36)%      6.82%     12.42%      14.00%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            1.01%      0.99%      0.77%      0.52%       0.64%(c)
  Net investment income                                               6.41%      5.94%      5.91%      7.01%       8.03%(c)
  Expense waiver/reimbursement (d)                                    0.28%      0.32%      0.43%      0.65%       0.93%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $114,803   $112,439   $119,187    $40,274         $10
  Portfolio turnover                                                    82%       227%       154%       201%        101%
------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                       1995       1994       1993       1992       1991(A)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $    9.83  $   10.90  $   10.95  $   10.54   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.66       0.63       0.67       0.75        0.78
  Net realized and unrealized gain (loss) on investments              0.30      (0.94)      0.03       0.50        0.54
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    0.96      (0.31)      0.70       1.25        1.32
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.66)     (0.63)     (0.67(e)   (0.75)      (0.78)
  Distributions from net realized gains on investment
    transactions                                                    --         --          (0.08)     (0.09)     --
  Distributions in excess of net realized gain on investment
    transactions (e)                                                --          (0.13)    --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.66)     (0.76)     (0.75)     (0.84)      (0.78)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.13  $    9.83  $   10.90  $   10.95   $   10.54
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     10.11%     (3.12)%     6.94%     12.42%      14.00%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.76%      0.74%      0.63%      0.52%       0.64%(c)
  Net investment income                                               6.66%      6.19%      6.17%      7.01%       8.03%(c)
  Expense waiver/reimbursement (d)                                    0.28%      0.32%      0.43%      0.65%       0.93%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $101,410   $107,103   $112,334    $95,610     $27,565
  Portfolio turnover                                                    82%       227%       154%       201%        101%
------------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (e) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.


THE STOCK FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                 1995(E)      1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   11.80   $   12.39  $   12.02  $   11.86   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.09        0.17       0.24       0.26        0.32
  Net realized and unrealized gain (loss) on investments              2.20       (0.39)      0.54       0.46        1.85
-------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    2.29       (0.22)      0.78       0.72        2.17
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.09)      (0.17)     (0.25)     (0.25)      (0.31)
  Distributions from net realized gains on investment
    transactions                                                     (0.30)      (0.20)     (0.16)     (0.31)     --
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.39)      (0.37)     (0.41)     (0.56)      (0.31)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   13.70   $   11.80  $   12.39  $   12.02   $   11.86
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     20.02%      (1.72%)     6.31%      6.31%      22.68%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            1.21%       1.20%      0.87%      0.95%       0.80%(c)
  Net investment income                                               0.67%       1.40%      1.81%      2.25%       3.05%(c)
  Expense waiver/reimbursement (d)                                    0.21%       0.23%      0.55%      0.34%       0.38%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $44,509     $26,739    $18,691  $   2,290  $      488
  Portfolio turnover                                                   208 %       205%        67%        38%         84%
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                      1995(E)      1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   11.80   $   12.39  $   12.02  $   11.86   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.12        0.20       0.28       0.26        0.32
  Net realized and unrealized gain (loss) on investments              2.20       (0.40)      0.51       0.46        1.85
-------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    2.32       (0.20)      0.79       0.72        2.17
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.12)      (0.19)     (0.26)     (0.25)      (0.31)
  Distributions from net realized gains on investment
    transactions                                                     (0.30)      (0.20)     (0.16)     (0.31)     --
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.42)      (0.39)     (0.42)     (0.56)      (0.31)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   13.70   $   11.80  $   12.39  $   12.02   $   11.86
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     20.33%      (1.50%)     6.42%      6.31%      22.68%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.96%       0.95%      0.66%      0.95%       0.80%(c)
  Net investment income                                               0.92%       1.68%      2.09%      2.25%       3.05%(c)
  Expense waiver/reimbursement (d)                                    0.21%       0.23%      0.55%      0.34%       0.38%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $45,344     $70,374    $65,841    $49,581     $37,032
  Portfolio turnover                                                   208%        205%        67%        38%         84%
-------------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (e) Per share information presented is based on the monthly number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.


THE STRATEGIC STOCK FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                                   PERIOD ENDED
                                                                                                   SEPTEMBER 30,
                                                                                                      1995(A)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                                   0.03
  Net realized and unrealized gain (loss) on investments                                                  2.03
------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                                        2.06
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                                                               (0.03)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                       $   12.03
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                                                         20.59%
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                                                0.44%(c)
  Net investment income                                                                                   0.46%(c)
  Expense waiver/reimbursement (d)                                                                        1.03%(c)
------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                                              $78,388
  Portfolio turnover                                                                                        92%
------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.


THE VIRGINIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                  1995       1994       1993       1992       1991(A)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.26  $   11.26  $   10.46  $   10.18   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.45       0.45       0.51       0.54        0.57
  Net realized and unrealized gain (loss) on investments              0.55      (0.92)      0.89       0.29        0.18
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    1.00      (0.47)      1.40       0.83        0.75
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.45)     (0.45)(e)  (0.51)     (0.54)      (0.57)
  Distributions from net realized gain on investment
    transactions                                                    --          (0.06)     (0.09)     (0.01)     --
  Distributions in excess of net realized gain on investments
    (g)                                                             --          (0.02)    --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.45)     (0.53)     (0.60)     (0.55)      (0.57)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.81  $   10.26  $   11.26  $   10.46   $   10.18
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                     10.00%     (4.25%)    13.49%      8.51%       7.64%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            1.17%      1.15%      0.90%      0.83%       0.47%(c)
  Net investment income                                               4.32%      4.22%      4.68%      5.14%       6.08%(c)
  Expense waiver/reimbursement (d)                                    0.22%      0.27%      0.50%      0.86%       1.70%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $70,572    $74,706    $63,492    $20,883  $    6,031
  Portfolio turnover                                                    26%        29%        17%        51%         27%
------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                       1995       1994       1993       1992       1991(A)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.26  $   11.26  $   10.46  $   10.18   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.48       0.48       0.53       0.54        0.57
  Net realized and unrealized gain (loss) on investments              0.55      (0.92)      0.89       0.29        0.18
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    1.03      (0.44)      1.42       0.83        0.75
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.48)     (0.48)(f)  (0.53)     (0.54)      (0.57)
  Distributions from net realized gain on investment
    transactions                                                    --          (0.06)     (0.09)     (0.01)     --
  Distributions in excess of net realized gain on investments
    (g)                                                             --          (0.02)    --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.48)     (0.56)     (0.62)     (0.55)      (0.57)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.81  $   10.26  $   11.26  $   10.46   $   10.18
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                     10.27%     (4.01%)    13.62%      8.51%       7.64%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.92%      0.90%      0.75%      0.83%       0.47%(c)
  Net investment income                                               4.57%      4.47%      4.85%      5.14%       6.08%(c)
  Expense waiver/reimbursement (c)                                    0.22%      0.27%      0.50%      0.86%       1.70%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $33,670    $34,165    $41,204    $20,852  $    8,546
  Portfolio turnover                                                    26%        29%        17%        51%         27%
------------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (e) Amount includes distributions to shareholders in excess of net investment income of $0.0001 per share.

 (f) Amount includes distributions to shareholders in excess of net investment income of $0.0002 per share.

 (g) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.


THE MARYLAND MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                   1995       1994       1993       1992      1991(A)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   10.17  $   11.24  $   10.39  $   10.10  $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.40       0.45       0.49       0.54       0.53
  Net realized and unrealized gain (loss) on investments               0.54      (0.97)      0.85       0.29       0.10
-----------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                     0.94      (0.52)      1.34       0.83       0.63
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.40)     (0.45)     (0.49)     (0.54)     (0.53)
  Total distributions from net realized gain on investment
    transactions                                                      (0.02)     (0.10)    --         --         --
-----------------------------------------------------------------------------------------------------------------------
  Total distributions                                                 (0.42)     (0.55)     (0.49)     (0.54)     (0.53)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   10.69  $   10.17  $   11.24  $   10.39  $   10.10
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                       9.81%     (4.74%)    13.24%      8.31%      6.64%
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             1.24%      1.17%      1.00%      0.59%      0.60%(c)
  Net investment income                                                4.24%      4.22%      4.50%      5.11%      5.66%(c)
  Expense waiver/reimbursement (d)                                     0.44%      0.51%      0.77%      1.91%      1.05%(c)
-----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                           $32,172    $34,580    $33,907  $   4,053  $   2,940
  Portfolio turnover                                                     21%        27%        23%        34%        35%
-----------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                        1995       1994       1993       1992      1991(A)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   10.17  $   11.24  $   10.39  $   10.10  $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.42       0.48       0.50       0.54       0.53
  Net realized and unrealized gain (loss) on investments               0.54      (0.97)      0.85       0.29       0.10
-----------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                     0.96      (0.49)      1.35       0.83       0.63
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.42)     (0.48)     (0.50)     (0.54)     (0.53)
  Total distributions from net realized gain on investment
    transactions                                                      (0.02)     (0.10)    --         --         --
-----------------------------------------------------------------------------------------------------------------------
  Total distributions                                                 (0.44)     (0.58)     (0.50)     (0.54)     (0.53)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   10.69  $   10.17  $   11.24  $   10.39  $   10.10
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                      10.09%     (4.50%)    13.37%      8.31%      6.64%
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.99%      0.92%      0.86%      0.59%      0.60%(c)
  Net investment income                                                4.49%      4.46%      4.64%      5.11%      5.66%(c)
  Expense waiver/reimbursement (d)                                     0.44%      0.51%      0.77%      1.91%      1.05%(c)
-----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $   9,447    $11,301    $12,014  $   6,004  $     556
  Portfolio turnover                                                     21%        27%        23%        34%        35%
-----------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.


THE TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                 YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                   1995       1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.05       0.03       0.02       0.04        0.06
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.05)     (0.03)     (0.02)     (0.04)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                       4.98%      2.90%      2.52%      3.61%       5.90%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.85%      0.84%      0.70%      0.70%       0.51%(c)
  Net investment income                                                4.92%      2.86%      2.47%      3.49%       5.65%(c)
  Expense waiver/reimbursement (d)                                     0.10%      0.18%      0.20%      0.11%       0.27%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                           $39,363    $21,883    $20,382    $12,960       $ 548
-------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                        1995       1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.05       0.03       0.03       0.04        0.06
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.05)     (0.03)     (0.03)     (0.04)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                       5.24%      3.16%      2.64%      3.61%       5.90%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.60%      0.59%      0.58%      0.70%       0.51%(c)
  Net investment income                                                5.17%      3.30%      2.60%      3.49%       5.65%(c)
  Expense waiver/reimbursement (d)                                     0.10%      0.18%      0.20%      0.11%       0.27%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $208,656   $304,285   $152,921   $163,451    $129,959
-------------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                 YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                   1995       1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.05       0.03       0.03       0.04        0.06
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.05)     (0.03)     (0.03)     (0.04)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                       5.11%      3.10%      2.77%      3.79%       5.92%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.80%      0.80%      0.64%      0.64%       0.51%(c)
  Net investment income                                                5.04%      3.07%      2.68%      3.64%       5.99%(c)
  Expense waiver/reimbursement (d)                                     0.21%      0.25%      0.30%      0.29%       0.36%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                           $41,813    $15,236     $9,905     $5,803  $        1
-------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                        1995       1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.05       0.03       0.03       0.04        0.06
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.05)     (0.03)     (0.03)     (0.04)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                       5.36%      3.35%      2.89%      3.79%       5.92%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.57%      0.55%      0.50%      0.64%       0.51%(c)
  Net investment income                                                5.27%      3.25%      2.83%      3.64%       5.99%(c)
  Expense waiver/reimbursement (d)                                     0.19%      0.25%      0.30%      0.29%       0.36%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $173,761    $132,445  $134,397   $136,616     $57,432
-------------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                                    YEAR ENDED
                                                                                                  SEPTEMBER 30,
                                                                                                1995       1994(A)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                            0.03        0.01
LESS DISTRIBUTIONS
  Distributions from net investment income                                                        (0.03)      (0.01)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                $    1.00   $    1.00
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                                                   3.53%       0.45%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                                         0.39%       0.36%(c)
  Net investment income                                                                            3.55%       2.65%(c)
  Expense waiver/reimbursement (d)                                                                 0.56%       0.70%(c)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                                       $81,977     $21,967
--------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from July 27, 1994 (date of initial public investment) to September 30, 1994.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND
--------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appear in the "Portfolio Investments and Strategies" section of this Prospectus and in the Combined Statement of Additional Information.

THE U.S. GOVERNMENT SECURITIES FUND

The investment objective of The U.S. Government Securities Fund is to provide current income.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in securities which are primary or direct obligations of the U.S. government or its instrumentalities or which are guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund may also invest in certain collateralized mortgage obligations ("CMOs") and adjustable rate mortgage securities ("ARMS"), both of which represent or are supported by direct or indirect obligations of the U.S. government or its instrumentalities. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in U.S. government securities (including such CMOs and ARMS).

The U.S. government securities in which the Fund invests include:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

The obligations of U.S. government agencies or instrumentalities which the Fund may buy are backed, in a variety of ways, by the U.S. government or its agencies or instrumentalities. Some of these obligations such as Government National Mortgage Association mortgage-backed securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers' Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers' Home Administration are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers' Home Administration, Federal Farm Credit Banks, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations.

CMOS. The Fund may also invest in CMOs which are rated AAA or better by a nationally recognized rating agency and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.


ARMS. ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests are issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

THE STOCK FUND

The investment objective of The Stock Fund is to provide growth of capital and income.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing in common stocks of large, medium and small capitalization companies which are either listed on the New York or American Stock Exchanges or trade in the over-the-counter markets. The Fund's investment approach is based upon the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. The securities in which the Fund invests include, but are not limited to, the following securities.

COMMON STOCKS. The Fund invests primarily in common stocks of companies selected by the Fund's investment adviser on the basis of investment research techniques, including assessment of earnings and dividend growth prospects of the companies. Factors such as product position, market share, potential earnings growth, or asset values will be considered by the investment adviser. At least 65% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position.

OTHER CORPORATE SECURITIES. The Fund may invest in preferred stocks, corporate bonds, notes, warrants, rights, and convertible securities of these companies. The Corporate bonds, notes, and convertible debt securities in which the Fund may invest must be rated, at the time of purchase, BBB or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services ("Fitch") or Baa or higher by Moody's Investor's Service, Inc. ("Moody's"), or, if unrated, of comparable quality as determined by the Fund's adviser. (If a securities rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. Bonds rated BBB by S&P or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

COMMERCIAL PAPER. The Fund may invest in commercial paper rated A-1 by S&P, or Prime-1 by Moody's, or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper.

BANK INSTRUMENTS. The Fund may invest in instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs").
AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer.


U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities including those obligations purchased on a when-issued or delayed delivered basis.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser does not anticipate that the Fund's annual turnover rate will exceed 200% under normal market conditions. A higher rate of portfolio turnover may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

THE STRATEGIC STOCK FUND

The investment objective of The Strategic Stock Fund is to provide growth of capital.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in common stocks of large, medium and small capitalization companies which are either listed on the New York or American Stock Exchange or trade in the over-the-counter markets. The securities in which the Fund invests include, but are not limited to, the following securities. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies becomes effective.
COMMON STOCKS. The Fund will invest in stock that the Fund's investment adviser's proprietary investment methodology has identified as having superior appreciation potential. Factors such as product position, market share, potential earnings growth, or asset values will be considered by the investment adviser. Under normal market conditions, at least 65% of the Fund's portfolio will be invested in common stocks.

The Fund is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth), and different sizes of companies (large, medium and small capitalization). The value style seeks stocks that, in the opinion of the adviser, are undervalued and are or will be worth more than their current price. The growth style seeks stocks with high earnings growth rates which, in the opinion of the adviser, will lead to appreciation in stock price.

OTHER CORPORATE SECURITIES. The Fund may invest in preferred stocks, corporate bonds, notes, warrants, rights, and convertible securities of these companies of the kind described under "The Stock Fund."

COMMERCIAL PAPER. The Fund may invest in commercial paper rated A-1 by S&P, or Prime-1 by Moody's, or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but of comparable quality, including CCPs and Europaper.

BANK INSTRUMENTS. The fund may invest in instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits over $100,000,000, or if the principal amount of the instrument is insured by the BIF. These instruments may include ECPs, Yankee CDs and ETDs.

AMERICAN DEPOSITARY RECEIPTS ("ADRS").  The Fund may invest in ADRs.
U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities including those obligations purchased on a when-issued or delayed delivered basis.

The Fund's ability to establish and close out futures and options positions depends on this secondary market.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser does not anticipate that the Fund's annual portfolio turnover rate will exceed 200% under normal market conditions. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.


THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND

The investment objective of The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Virginia and the State of Maryland, respectively. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

ACCEPTABLE INVESTMENTS. Each Fund pursues its investment objective by investing in a professionally managed portfolio of securities at least 65% of which is comprised of Virginia municipal bonds or Maryland municipal bonds, as the case may be. Each Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Virginia or Maryland state income taxes, respectively, or that at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular and Virginia or Maryland state income taxes, respectively.

The municipal securities in which each Fund invests are debt obligations, including industrial development bonds, issued on behalf of the Commonwealth of Virginia or the State of Maryland, as the case may be, or the political subdivisions or agencies of each respective state. In addition, each Fund may invest in debt obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency or any of these and participation interests in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the relevant Fund and/or the investment adviser to the relevant Fund, exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Virginia or the State of Maryland, as the case may be.

     CHARACTERISTICS. The debt securities in which each Fund invests will only be rated investment grade or of comparable quality at the time of purchase. The municipal securities which each Fund buys have essentially the same characteristics assigned by Moody's and S&P to investment grade bonds. Investment grade bonds are rated Baa, A, Aa, Aaa by Moody's, or BBB, A, AA, AAA by S&P. Bonds rated "Baa" by Moody's or "BBB" by S&P have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In certain cases, the Funds' adviser may choose bonds which are unrated, if it judges the bonds to have the same characteristics as investment grade bonds. If a security's rating is reduced below the required minimum after a Fund has purchased it, that Fund is not required to sell the security, but may consider doing so. A description of the ratings categories is contained in the Appendix to the Combined Statement of Additional Information.
THE TREASURY MONEY MARKET FUND

The investment objective of The Treasury Money Market Fund is to provide current income consistent with stability of principal.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States. They mature in 397 days or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition. The average maturity of these securities computed on a dollar-weighted basis, will be 90 days or less.

THE MONEY MARKET FUND

The investment objective of The Money Market Fund is to provide current income consistent with stability of principal.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in a diversified portfolio of money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, will be 90 days or less. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organization ("NRSROs") or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:


       domestic issues of corporate debt obligations, including variable rate demand notes;

       commercial paper (including Canadian Commercial Paper and Europaper);

       certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

       short-term credit facilities, such as demand notes;

       asset-backed securities;

       obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

       other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by BIF or SAIF. Bank Instruments may include ECDs, Yankee CDs and ETDs. The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interest in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by S&P, Prime-1 by Moody's or F-1 (+ or -) by Fitch are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

THE TAX-FREE MONEY MARKET FUND

The investment objective of The Tax-Free Money Market Fund is current income exempt from federal income tax consistent with stability of principal and liquidity.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing in a portfolio of municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal income tax (including alternative minimum tax). The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal income tax ("municipal securities"). Examples of municipal securities include, but are not limited to:

       tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

       bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

       municipal commercial paper and other short-term notes;

       variable rate demand notes;


       municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases;

       construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations; and

       participation, trust, and partnership interests in any of the foregoing obligations.

     PARTICIPATION INTERESTS. The Fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings and loan associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying municipal securities.

RATINGS. The municipal securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT LIMITATIONS

The Funds' investment limitations are discussed below under "Borrowing Money," "Selling Short," "Restricted and Illiquid Securities," "Diversification," "Investing in New Issuers," and "Acquiring Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

REGULATORY COMPLIANCE

The Treasury Money Market Fund, The Money Market Fund and The Tax-Free Money Market Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this prospectus and their Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will also determine the effective maturity of their respective investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

BORROWING MONEY

Except for The Tax-Free Money Market Fund, the Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. The Tax-Free Money Market Fund may borrow up to one-third of the value of its total assets, including the amount borrowed. The Tax-Free Money Market Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. These policies cannot be changed without the approval of holders of a majority of a Fund's Shares.

SELLING SHORT

With respect to The U.S. Government Securities Fund, The Stock Fund and The Strategic Stock Fund, the Funds will not make short sales of securities, except in certain limited circumstances. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.


RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Funds will not invest more than 10% of the value of their assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees). In the case of The U.S. Government Securities Fund, The Stock Fund, The Money Market Fund and The Strategic Stock Fund this exception specifically extends to commercial paper issued under Section 4(2) of the Securities Act of 1933. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund, and The Maryland Municipal Bond Fund will not invest more than 15% of their net assets in illiquid securities. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will not invest more than 10% of their net assets in illiquid securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general. The Funds will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, and therefore, any investment by a Fund in shares of another investment company would be subject to certain duplicate expenses, particularly transfer agent and custodian fees. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

DIVERSIFICATION

With respect to 75% of the value of total assets, The U.S. Government Securities Fund, The Stock Fund, The Money Market Fund and The Strategic Stock Fund will not invest more than 5% in securities of any one issuer other than cash or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

NON-DIVERSIFICATION

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, and The Tax-Free Money Market Fund are non-diversified investment companies, as defined by the Investment Company Act of 1940, as amended. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Funds, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of each Fund's portfolio. Any economic, political or regulatory developments affecting the value of the securities in each Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

To meet federal tax requirements for qualifications as a "regulated investment company" the Funds will limit their investments so at the close of each quarter of each fiscal year: (a) with regard to at least 50% of their respective total assets no more than 5% of their respective total assets are invested in the securities of a single issuer, and (b) no more than 25% of their respective total assets are invested in the securities of a single issuer.

INVESTING IN NEW ISSUERS

The U.S. Government Securities Fund, The Stock Fund, The Money Market Fund, and The Tax-Free Money Market Fund will not invest more than 5% of their total assets in securities of issuers that have records of less than three years of continuous operations including the operation of any predecessor. The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will not invest more than 5% of their total assets in industrial development bonds, the principal and interest of which are paid by companies (or guarantors, where applicable) which have an operating history of less than three years.

REPURCHASE AGREEMENTS

The securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive more or less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Treasury Money Market Fund and The Money Market Fund, may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of their respective total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

ACQUIRING SECURITIES

The U.S. Government Securities Fund, The Stock Fund and The Strategic Stock Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for a Fund.

The Stock Fund and The Strategic Stock Fund, as with other mutual funds that invest primarily in equity securities, are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. The United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Funds invest in small capitalization stocks, there are some additional risk factors associated with investments in the Funds. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index ("Standard & Poor's 500 Index"). This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions.

Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Funds, to the extent that it is invested in small capitalization stocks, will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

In addition, with respect to fixed income securities, investors should be aware that prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

VARIABLE RATE DEMAND NOTES

The Money Market Fund and The Tax-Free Money Market Fund may invest in variable rate demand notes. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Funds to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Funds treat variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which a Fund may next tender the security for repurchase.

CREDIT ENHANCEMENT

Certain of The Money Market Fund's and The Tax-Free Money Market Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. A Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, a Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require a Fund to treat the securities as having been issued by both the issuer and credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.
DEMAND FEATURES

The Money Market Fund and The Tax-Free Money Market Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by a Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. A Fund uses these arrangements to provide itself with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


PARTICIPATION INTERESTS

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations and insurance companies. These participation interests give the Funds an undivided interest in municipal securities. The financial institutions from which the Funds purchase participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of good quality. The Board of Trustees will determine that participation interests meet the prescribed quality standards for the Funds.

VARIABLE RATE MUNICIPAL SECURITIES

Some of the municipal securities which The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund purchase may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to repayment of principal on demand by the Funds (usually in not more than seven days). While some variable rate municipal securities without this demand feature may not be considered liquid by the Fund's adviser, the Fund's investment limitations provide that it will invest no more than 15% of its total assets in illiquid securities. All variable rate municipal securities will meet the quality standards for the Funds. The investment adviser has been instructed by the Board of Trustees to monitor the pricing, quality and liquidity of the variable rate municipal securities, including participation interests, held by the Funds on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may purchase municipal securities in the form of municipal leases which are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute.

TEMPORARY INVESTMENTS

From time to time, during periods of other than normal market conditions, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; tax-free commercial paper; other temporary municipal securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which an organization selling a Fund a security agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Except for The Tax-Free Money Market Fund, there are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of good quality. Temporary investments held by The Tax-Free Money Market Fund must be rated in one of the two highest short-term rating categories by one or more NRSRO.

Although each Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or Virginia or Maryland personal income tax.

MUNICIPAL SECURITIES

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund invest principally in municipal securities. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt off or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS. Yields on municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, with respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, any adverse economic conditions or developments affecting the Commonwealth of Virginia, the state of Maryland, or their municipalities could impact a Fund's portfolio. The ability of The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money-Market Fund to achieve their investment objectives also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, investing in Virginia and Maryland municipal securities which meet a Fund's quality standards may not be possible if the Commonwealth of Virginia, the state of Maryland, or their municipalities do not maintain their current credit ratings. In addition, certain Virginia or Maryland constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting Virginia and Maryland municipal securities. In addition, from time to time, the supply of municipal securities acceptable for purchase by The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund, could become limited.

The Tax-Free Money Market Fund may invest in municipal securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these municipal securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

PUT AND CALL OPTIONS. The Stock Fund and The Strategic Stock Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Funds hold against decreases in value. These Funds may also write covered call options on all or any portion of their portfolios to generate income for the Funds. The Funds will write call options on securities either held in their portfolios or which they have the right to obtain without payment of further consideration or for which they have segregated cash or U.S. government securities in the amount of any additional consideration.

The Stock Fund and The Strategic Stock Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Funds purchase and write options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Funds' adviser.

Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund will not buy call options or write put options without further notification to shareholders.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Stock Fund and The Strategic Stock Fund may purchase and sell financial futures contracts to hedge all or a portion of their portfolios against changes in stock prices. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Stock Fund and The Strategic Stock Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised.

Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

A Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

     RISKS. When a Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

FUTURES CONTRACTS AND OPTIONS TO BUY OR SELL SUCH CONTRACTS

The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund reserve the right to enter into interest rate futures contracts as a hedge without shareholder action. Before the Funds begin using this investment technique, shareholders will be notified.
DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Funds will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that a Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies and limitations.

THE VIRTUS FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Board of Trustees (the "Board" or the "Trustees") is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Virtus Capital Management, Inc., the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund--.50%; and The U.S. Government Securities Fund, The Stock Fund, The Virginia Municipal Bond Fund; The Maryland Municipal Bond Fund--.75%; and The Strategic Stock Fund--1.00%. The fee paid by The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time with respect to a Fund at its sole discretion. The Adviser has also undertaken to reimburse the Funds for operating expenses in excess of limitations established by certain states.

     ADVISER'S BACKGROUND. Virtus Capital Management, Inc., a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management (adviser to the Funds since 1990), is a wholly-owned subsidiary of Signet Banking Corporation. Signet Banking Corporation is a multi-state, multi-bank holding company which has provided investment management services since 1956. Virtus Capital Management, Inc., which is a registered investment adviser, manages, in addition to the Funds, three equity common trust funds with $44 million in assets and three fixed income common trust funds with $218 million in assets. As part of their regular banking operations, Signet Bank may make loans to public companies. Virtus Capital Management, Inc. also advises The Blanchard Group of Funds. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Signet Bank. The lending relationship will not be a factor in the selection of securities.

     E. Christian Goetz has managed The U.S. Government Securities Fund since August, 1991, and The Maryland Municipal Bond Fund and The Virginia Municipal Bond Fund since November 1994. Mr. Goetz is a Chartered Financial Analyst, and is currently Vice President of Signet Trust Company and Director of Fixed Income Investments for Virtus Capital Management, Inc., where he has been a fixed income portfolio manager since 1990. Prior to joining Virtus Capital Management, Inc., Mr. Goetz had been a foreign and domestic bond portfolio manager with Central Fidelity Bank, Richmond, Virginia, since 1988.

     Garry M. Allen has managed The Stock Fund since July 1994, and The Strategic Stock Fund since its inception. Mr. Allen is a Chartered Financial Analyst and Chief Investment Officer for Virtus Capital Management, Inc. Prior to joining Virtus Capital Management, Inc., Mr. Allen had been Managing Director of U.S. Equities (November 1990 to March
     1994) and Director, International Asset Management (June 1985 to November
     1990) of The Virginia Retirement System.


DISTRIBUTION OF SHARES OF THE FUNDS

Federated Securities Corp. is the principal distributor for Shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. According to the provisions of a distribution plan adopted pursuant to Investment Company Act Rule 12b-1, the distributor may select brokers and dealers to provide distribution and administrative services as to Shares of the Funds. The distributor may also select administrators (including financial institutions, fiduciaries, custodians for public funds and investment advisers) to provide administrative services. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as each Fund reasonably requests for its Shares.

Brokers, dealers, and administrators will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Board of Trustees, provided that for any period the total amount of fees representing an expense to the Trust shall not exceed an annual rate of .25 of 1% of the average net asset value of Shares of The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, and .35 of 1% of the average net asset value of Shares of The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund held in the accounts during the period for which the brokers, dealers, and administrators provide services. Any fees paid by the distributor with respect to Shares of a Fund pursuant to the distribution plan will be reimbursed by the Trust from the assets of the Shares of that Fund. With respect to The Strategic Stock Fund, the Plan will not be activated unless and until a second class of shares of the Fund, which will not have a Rule 12b-1 Plan, is created.

The distributor will, periodically, uniformly offer to pay cash or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items to all dealers selling shares of the Funds. Such payments will be predicated upon the amount of shares of the Funds that are sold by the dealer. Such payments, if made, will be in addition to amounts paid under the distribution plan and will not be an expense of a Fund.

ADMINISTRATIVE ARRANGEMENTS. The distributor may pay financial institutions a fee based upon the average net asset value of Shares of their customers invested in the Trust for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Trust.

GLASS-STEAGALL ACT. The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate each Fund and the separate classes. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

        MAXIMUM                  AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE             NET ASSETS OF THE TRUST
         .15 of 1%       on the first $250 million
        .125 of 1%       on the next $250 million
         .10 of 1%       on the next $250 million
        .075 of 1%       on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. With respect to The Strategic Stock Fund, the fee shall be at least $75,000. Federated Administrative Services may voluntarily waive a portion of its fee.

CUSTODIAN. Signet Trust Company, Richmond, Virginia, is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Signet Trust Company holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, Massachusetts, is transfer agent for the Shares of the Funds and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS. The independent auditors for the Funds are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

EXPENSES OF THE FUNDS AND INVESTMENT SHARES

Each Fund pays all of its own expenses and its allocable share of the Trust's expenses.

The Trust's expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust; Trustees fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues and such nonrecurring and extraordinary items as may arise.

Each Fund's expenses for which holders of Shares may pay their allocable portion include, but are not limited to: registering each Fund and Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such nonrecurring and extraordinary items as may arise.

In addition, the Board of Trustees reserves the right to allocate certain other expenses to holders of Shares as it deems appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; legal fees relating solely to Shares; and Trustees' fees incurred as a result of issues relating solely to Shares.

BROKERAGE TRANSACTIONS. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Trust. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, each Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The net asset value for Shares is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares and dividing the remainder by the total number of Shares outstanding. Of course, these Funds cannot guarantee that their net asset value will always remain at $1.00 per Share.


With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, net asset value per Share fluctuates and is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Trust Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Funds are sold on days on which the New York Stock Exchange is open for business except on Lee-Jackson-King Day, Columbus Day and Veterans' Day. Shares of the Funds may be purchased through Signet Financial Services, Inc. In connection with the sale of Shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, an investor may write or call Signet Financial Services, Inc. to place an order to purchase Shares of the Funds. (Call toll-free 1-800-723-9512). Purchase orders must be received by Signet Financial Services, Inc. before 4:00 p.m. (Eastern time). Payment for Shares of the Funds may be made by check or by wire. Orders are considered received after payment by check is converted into federal funds and received by Signet Financial Services, Inc. Payment must be received by Signet Financial Services, Inc. on the next business day after placing the order. For orders received by 11:00 a.m. (Eastern time), shareholders will begin earning dividends on that day provided payment by wire is received by Signet Financial Services, Inc. by 2:00 p.m. (Eastern time) on that day.

With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, an investor may write or call Signet Financial Services, Inc. to place an order to purchase Shares of the Fund. (Call toll-free 1-800-723-9512). Purchase orders must be received by Signet Financial Services, Inc. before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's public offering price. Payment for Shares of the Funds may be made by check or by wire. Payment must be received by Signet Financial Services, Inc. within three days of placing the order.

BY CHECK. Purchases of Shares by check must be made payable to Signet Financial Services, Inc. and sent to Signet Financial Services, Inc., P.O. Box 26301, Richmond, VA 23260.

BY WIRE. With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, payment by wire must be received by Signet Financial Services, Inc. before 2:00 p.m. (Eastern time) by the next business day after placing the order. With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, payment by wire must be received by Signet Financial Services, Inc. by the fifth business day after placing the order. Shares of the Funds cannot be purchased by Federal Reserve Wire on Columbus Day, Veterans' Day or Lee-Jackson-King Day.
SYSTEMATIC INVESTMENT PROGRAM

Once an account has been opened, holders of Shares may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by Signet Financial Services, Inc., plus the applicable sales charge. A Shareholder may apply for participation in this program through Signet Financial Services, Inc.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,000. Subsequent investments must be in amounts of at least $100. No minimum investment is required for officers, directors and employees (and their spouses and immediate family members) of Signet Banking Corporation or its subsidiaries.

WHAT SHARES COST

Shares of the Funds are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Funds at the time of purchase.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, for The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares of a Fund are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The net asset value is determined at 1:00 p.m. Eastern time, and 4:00 p.m. Eastern time and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, for The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting Signet Financial Services, Inc. in writing.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month. With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, detailed confirmations of each purchase or redemption are sent to each shareholder. In addition, monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS

With respect to The U.S. Government Securities Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, dividends are declared daily and paid monthly.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, Shares purchased by wire before 2:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends on the day after the check is converted by Signet Trust Company into federal funds.

With respect to The Stock Fund and The Strategic Stock Fund, dividends are declared and paid quarterly.

Unless cash payments are requested by shareholders in writing to a Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.


With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, capital gains realized by a Fund, if any, will be distributed at least once every 12 months.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

Holders of Shares have easy access to Shares of the other funds comprising the Trust and to shares of any Fund (a "Blanchard Fund") of The Blanchard Group of Funds through an exchange program, and exchanges may be made at net asset value without paying a redemption fee or sales charge upon such exchange.
Shareholders who exchange into a Virtus Fund must exchange shares having a net asset value of at least $1,000, and shareholders who exchange into a Blanchard Fund must exchange shares having a net asset value at least equal to the minimum investment requirement of the applicable Blanchard Fund. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Upon receipt by Signet Financial Services, Inc. of proper instructions and all necessary supporting documents, Shares submitted for exchange will be redeemed at the next-determined net asset value and invested in Investment Shares of the other participating Fund, or in shares of the applicable Blanchard Fund, as the case may be. If the exchanging shareholder does not have an account in the participating fund whose Shares are being acquired, a new account will be established with the same registration and reinvestment options for dividends and capital gains as the account from which Shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares By Mail.") Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination of this privilege. Shareholders may obtain further information on the exchange privilege by calling Signet Financial Services, Inc.

BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling Signet Financial Services, Inc. toll-free at 1-800-723-9512. It is recommended that investors request this privilege at the time of their initial application. Information on this service can be obtained through Signet Financial Services, Inc. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Signet Financial Services, Inc. and deposited to the shareholder's mutual fund account before being exchanged.

Telephone exchange instructions must be received by Signet Financial Services, Inc. before 3:00 p.m. (Eastern time) for Shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders of a Fund may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Signet Financial Services, Inc.

REDEEMING SHARES
--------------------------------------------------------------------------------

Each Fund redeems Shares at their net asset value, less any applicable contingent deferred sales charge, next determined after Signet Financial Services, Inc. receives the redemption request. Redemptions will be made on days on which a Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form by Signet Financial Services, Inc.


BY TELEPHONE. A shareholder may redeem Shares of a Fund by calling Signet Financial Services, Inc. to request the redemption. (Call toll free 1-800-444-7123). Shares will be redeemed at the net asset value next determined after a Fund receives the redemption request from Signet Financial Services, Inc.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, redemption requests received before 11:00 a.m. (Eastern time) will be wired the same day, but will not be entitled to that day's dividend. A redemption request must be received by Signet Financial Services, Inc. before 4:00 p.m. (Eastern time). Redemption requests through registered broker/dealers must be received by Signet Financial Services, Inc. before 3:00 p.m. (Eastern time). Signet Financial Services, Inc. is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. Other registered broker/dealers may charge customary fees and commissions for this service.

With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, a redemption request must be received by Signet Financial Services, Inc. before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through registered broker/dealers must be received by Signet Financial Services, Inc. before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Signet Financial Services, Inc. is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. Other registered broker/dealers may charge customary fees and commissions for this service.

If, at any time, a Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting a Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Signet Financial Services, Inc. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem Shares of a Fund by sending a written request to Signet Financial Services, Inc. The written request should include the shareholder's name, the Fund name, the class of shares, the account number, and the Share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to Signet Financial Services, Inc. P.O. Box 26301, Richmond, VA 23260.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

       a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

       a savings bank or savings and loan association whose deposits are insured by the SAIF, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.
The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.


Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

CONTINGENT DEFERRED SALES CHARGE--THE U.S. GOVERNMENT SECURITIES FUND, THE STOCK FUND, THE STRATEGIC STOCK FUND, THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND

Shareholders redeeming Shares from accounts in the Funds listed above within five years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. The charge will be based upon the lesser of the original purchase price or the net asset value of the Shares redeemed, as follows:

                             CONTINGENT DEFERRED
   AMOUNT OF PURCHASE           SALES CHARGE
        Under $100,000                 2.0%
     $100,000-$249,999                 1.5%
     $250,000-$399,999                 1.0%
     $400,000-$499,999                 0.5%
      $500,000 or more                 None


Separate purchases will not be aggregated for purposes of determining the applicable contingent deferred sales charge. In instances in which Fund Shares have been acquired in exchange for Investment Shares in other Virtus Funds, (i) the purchase price is the price of the Shares when originally purchased and (ii) the five year period will begin on the date of the original purchase. The contingent deferred sales charge will not be imposed on Shares acquired (i) through the reinvestment of dividends or distribution of capital gains, (ii) prior to October 1, 1992, or (iii) in exchange for Shares acquired prior to October 1, 1992. In computing the contingent deferred sales charge, if any, redemptions are deemed to have occurred in the following order: 1) Shares acquired through the reinvestment of dividends and long-term capital gains, 2) Shares purchased prior to October 1, 1992 (including Shares acquired in exchange for Shares purchased prior to October 1, 1992), 3) Shares purchased more than five years before the date of redemption, and 4) Shares purchased after October 1, 1992 and redeemed within five years of the date of purchase, determined on a first-in, first-out basis.

The contingent deferred sales charge will not be imposed on redemption of Shares
(i) following the death or disability (as defined in the Internal Revenue Code) of a shareholder; (ii) to the extent that the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2; (iii) owned by the Trust Division of Signet Trust Company or other affiliates of Signet Banking Corporation representing funds which are held in a fiduciary, agency, custodial, or similar capacity;
(iv) owned by directors and employees of the Fund, Signet Banking Corporation or Federated Securities Corp. or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and their spouses and children under 21; owned by non-trust customers ("customers") of fee-based planners, investment advisers or banking institutions (collectively, "Institutions") where such Institutions have an agreement with, and such customers have a brokerage account with, Signet Financial Services, Inc.; (vi) purchased through the Imprint Program sponsored by Signet Financial Services, Inc.; (vii) if the proceeds from the redemption are used to purchase a Strive variable annuity within 10 days of the redemption; (viii) purchased by a person who, at the time of purchase owns shares of a Blanchard Fund; (ix) purchased in exchange for shares of a Blanchard Fund (unless such Blanchard Fund shares were themselves acquired in exchange for shares of a Virtus Fund which imposed a contingent deferred sales charge); or (x) purchased in exchange for shares of a Virtus Fund which shares originally represented an interest in the Vista Federal Money Market Fund.

The contingent deferred sales charge is not charged when Fund Shares are exchanged for shares of any other portfolio of The Virtus Funds or when redemptions are made by the Fund to liquidate accounts with low balances.


CONTINGENT DEFERRED SALES CHARGE--THE TREASURY MONEY MARKET FUND, THE MONEY MARKET FUND, THE TAX-FREE MONEY MARKET FUND AND BLANCHARD FUNDS

A contingent deferred sales charge will be imposed only in certain instances in which the Shares of The Treasury Money Market Fund, The Money Market Fund, The Tax-Free Money Market Fund or a Blanchard Fund being redeemed were acquired in exchange for Shares of those Virtus Funds which charge a contingent deferred sales charge ("CDSC Shares"). If Shares of The Treasury Money Market Fund, The Money Market Fund, The Tax-Free Money Market Fund or a Blanchard Fund were acquired in exchange for CDSC Shares, redemption of the Shares of The Treasury Money Market Fund, The Money Market Fund, The Tax-Free Money Market Fund or a Blanchard Fund within five years of the purchase of the CDSC Shares, will have the same consequences as described under "Contingent Deferred Sales Charge--The U.S. Government Securities Fund, The Stock Fund, The Virginia Municipal Bond Fund, and The Maryland Municipal Bond Fund."

SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed at net asset value, less any applicable contingent deferred sales charge, to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in Shares of a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in Shares of a Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Signet Financial Services, Inc.

CHECK-WRITING PRIVILEGE

If you are a shareholder of The Treasury Money Market Fund, The Money Market Fund, or The Tax-Free Money Market Fund (other than IRA shareholders), you may elect a service which allows you to write an unlimited number of checks in any amount of $250 or more which will clear through the Transfer Agent. If the amount of your check is less than $250 or exceeds the value of the shares in your account, your check will be returned and a $10 fee deducted from your account. You may not use the Check-Writing Privilege to close out your account as you will not be able to ascertain the exact account balance of your account on the date your check clears. To close out your account completely, you should use the telephone or mail redemption procedures previously described. Stop orders may be placed on checks for a fee of $10. For further information on this service, please call 1-800-723-9512.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in a Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of November 6, 1995, Stephens Inc., Little Rock, Arkansas, owned approximately 1,403,741 Investment Shares of The Stock Fund (43%); 3,797,838 Investment Shares of The U.S. Government Securities Fund (33%); approximately 1,992,227 Investment
Shares of The Virginia Municipal Bond Fund (31%); approximately 21,630,662 Investment Shares of The Treasury Money Market Fund (53%); approximately 16,000,411 Investment Shares of The Money Market Fund (35%); and Bova & Co, Richmond, Virginia, owned approximately 5,519,877 shares of The Strategic Stock Fund (91%); 66,885,852 shares of The Tax-Free Money Market Fund (68%), and therefore, may, for certain purposes, be deemed to control the respective Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for obligations of the Trust, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. Signet Trust Company is subject to such banking laws and regulations.

Signet Trust Company believes, based on the advice of its counsel, that Virtus Capital Management, Inc. may perform the services for any Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Virtus Capital Management, Inc. from continuing to perform all or a part of the above services for its customers and/or a Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of a Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Virtus Capital Management, Inc. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Virtus Capital Management, Inc. is found) as a result of any of these occurrences.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds anticipate that they will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Treasury Money Market Fund and The Money Market Fund, unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. Shareholders of The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Treasury Money Market Fund and The Money Market Fund are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Shareholders of The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund and The Tax-Free Money Market Fund are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 17, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund and The Tax-Free Money Market Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Funds representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

VIRGINIA TAXES. Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code and represent (i) interest from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.

MARYLAND TAXES. Under existing Maryland laws, distributions made by the Fund will not be subject to Maryland state or local income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on tax-exempt obligations of Maryland or its political subdivisions or authorities; (ii) interest on obligations of the United States or an authority, commission, instrumentality, possession or territory of the United States; or (iii) gain realized by the Fund from the sale or exchange of bonds issued by Maryland, a political subdivision of Maryland, or the United States Government (excluding obligations issued by the District of Columbia, a territory or possession of the United States, or a department, agency, instrumentality, or political subdivision of the District, territory or possession). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Maryland income taxes.

OTHER STATE AND LOCAL TAXES. With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any other state or local taxing authority. State laws differ on this issue and shareholders are urged to consulttheir own tax advisers.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, The U.S. Government Securities Fund, The Stock Fund and The Strategic Stock Fund may advertise total return and yield. The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund may advertise total return, yield and tax-equivalent yield. The Treasury Money Market Fund and The Money Market Fund may advertise yield and effective yield. The Tax-Free Money Market Fund may advertise its yield, effective yield, and tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund is calculated by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares of a Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The yield of Shares of The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund represent the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned on an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The tax-equivalent yield of the Shares for The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The tax-equivalent yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect to The U.S. Government Securities Fund, and The Stock Fund total return and yield will be calculated separately for Investment Shares and Trust Shares.

With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, total return, yield and tax-equivalent yield will be calculated separately for Investment Shares and Trust Shares.

With respect to The Treasury Money Market Fund and The Money Market Fund, yield and effective yield will be calculated separately for Investment Shares and Trust Shares.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare their performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

Trust Shares, the other class of shares offered by those Funds offering separate classes, are sold to trusts, fiduciaries and institutions at net asset value at a minimum initial investment of $10,000. Trust Shares are not sold pursuant to a Rule 12b-1 Plan.

The amount of dividends payable to Trust Shares will exceed those payable to Investment Shares by the difference between class expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of each of the Funds.

To obtain more information and a prospectus for Trust Shares, investors may call 1-800-723-9512.

ADDRESSES
--------------------------------------------------------------------------------

The U.S. Government Securities Fund                                        Federated Investors Tower
The Stock Fund                                                             Pittsburgh, Pennsylvania 15222-3779
The Strategic Stock Fund
The Treasury Money Market Fund
The Money Market Fund
The Virginia Municipal Bond Fund
The Maryland Municipal Bond Fund
The Tax-Free Money Market Fund
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Virtus Capital Management, Inc.                        707 East Main Street
                                                                           Suite 1300
                                                                           Richmond, Virginia 23219
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    Signet Trust Company                                   7 North Eighth Street
                                                                           Richmond, Virginia 23219
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent, and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------------------------------
Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
-----------------------------------------------------------------------------------------------------------------------


                                        THE VIRTUS FUNDS
                                        INVESTMENT SHARES

                                        COMBINED PROSPECTUS

                                        November 30, 1995









      VIRTUS CAPITAL MANAGEMENT, INC.
      A Subsidiary of Signet Banking Corporation
      Investment Adviser

      Federated Securities Corp. is the distributor of the Funds.

      Cusip 927913202    Cusip 927913848
      Cusip 927913400    Cusip 927913871
      Cusip 927913509    Cusip 927913889
      Cusip 927913707    Cusip 927913806
      3042108A-R (11/95)


TRUST SHARES
COMBINED PROSPECTUS

November 30, 1995


 . The U.S. Government Securities Fund

 . The Stock Fund

 . The Strategic Stock Fund

 . The Virginia Municipal Bond Fund

 . The Maryland Municipal Bond Fund

 . The Treasury Money Market Fund

 . The Money Market Fund

 . The Tax-Free Money Market Fund

Funds Managed by


[LOGO]

The Investment Adviser to The Virtus Funds is Virtus Capital Management, Inc., a subsidiary of Signet Banking Corporation. The Virtus Funds are administered by subsidiaries of Federated Investors, independent of Signet.

Investment products offered through Signet Financial Services, Inc. are not deposits, obligations of, or guaranteed by Signet Bank, and are not insured by FDIC or any Federal agency. In addition, they involve risk, including possible loss of principal invested. Member NASD.

Virtus Capital Management, Inc. is the investment adviser for The Virtus Funds. Federated Securities Corp. is the distributor of the Funds.

Federated Securities Corp., Distributor, is independent of Signet Bank.


THE VIRTUS FUNDS
TRUST SHARES

PROSPECTUS

The Virtus Funds (the "Trust"), an open-end management investment company (a mutual fund), is comprised of the eight separate investment portfolios set forth below (collectively, the "Funds," individually, a "Fund"), each having a distinct investment objective and policies. With the exception of the Tax-Free Money Market Fund and The Strategic Stock Fund, which offer a single class of shares, the Funds are offered in two separate classes of shares known as Trust Shares and Investment Shares.

      The U.S. Government Securities Fund

      The Stock Fund

      The Strategic Stock Fund

      The Virginia Municipal Bond Fund

      The Maryland Municipal Bond Fund

      The Treasury Money Market Fund

      The Money Market Fund

      The Tax-Free Money Market Fund

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT ENDORSED OR GUARANTEED BY, SIGNET TRUST COMPANY OR SIGNET BANK OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES OF THE U.S. GOVERNMENT SECURITIES FUND, THE STOCK FUND, THE STRATEGIC STOCK FUND, THE VIRGINIA MUNICIPAL BOND FUND, AND THE MARYLAND MUNICIPAL BOND FUND INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE TREASURY MONEY MARKET FUND, THE MONEY MARKET FUND, AND THE TAX-FREE MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.

This prospectus relates only to the Trust Shares of those Funds offering classes and to shares of The Tax-Free Money Market Fund and The Strategic Stock Fund and contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.

The Funds have also filed a Combined Statement of Additional Information for the Trust Shares of the Funds offering classes and for shares of The Tax-Free Money Market Fund and The Strategic Stock Fund, dated November 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust or calling toll-free 1-800-723-9512.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                                                                       1
------------------------------------------------------

  Special Considerations                                                       1

SUMMARY OF FUND EXPENSES                                                       2
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           4
------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES OF EACH
  FUND                                                                        12
------------------------------------------------------

  The U.S. Government Securities Fund                                         12
  The Stock Fund                                                              13
  The Strategic Stock Fund                                                    14
  The Virginia Municipal Bond Fund and
     The Maryland Municipal Bond Fund                                         15
  The Treasury Money Market Fund                                              15
  The Money Market Fund                                                       15
  The Tax-Free Money Market Fund                                              16
  Investment Limitations                                                      17

PORTFOLIO INVESTMENTS AND STRATEGIES                                          17
------------------------------------------------------

  Regulatory Compliance                                                       17
  Borrowing Money                                                             17
  Selling Short                                                               18
  Restricted and Illiquid Securities                                          18
  When-Issued and Delayed Delivery
     Transactions                                                             18
  Investing in Securities of Other
     Investment Companies                                                     18
  Diversification                                                             18
  Non-Diversification                                                         18
  Investing in New Issuers                                                    19
  Repurchase Agreements                                                       19
  Lending of Portfolio Securities                                             19
  Acquiring Securities                                                        19
  Investment Risks                                                            19
  Variable Rate Demand Notes                                                  20
  Credit Enhancement                                                          20
  Demand Features                                                             20
  Participation Interests                                                     21
  Variable Rate Municipal Securities                                          21
  Municipal Leases                                                            21
  Temporary Investments                                                       21
  Municipal Securities                                                        22
  Futures Contracts and Options to Buy
     or Sell Such Contracts                                                   23

THE VIRTUS FUNDS INFORMATION                                                  24
------------------------------------------------------

  Management of the Trust                                                     24
  Distribution of Shares of the Funds                                         25
  Administration of the Funds                                                 25
  Expenses of the Funds and
     Trust Shares                                                             26

NET ASSET VALUE                                                               26
------------------------------------------------------

INVESTING IN SHARES                                                           27
------------------------------------------------------

  Share Purchases                                                             27
  Minimum Investment Required                                                 27
  What Shares Cost                                                            27
  Certificates and Confirmations                                              28
  Dividends                                                                   28
  Capital Gains                                                               28

REDEEMING SHARES                                                              28
------------------------------------------------------

SHAREHOLDER INFORMATION                                                       30
------------------------------------------------------

  Voting Rights                                                               30
  Massachusetts Partnership Law                                               30

EFFECT OF BANKING LAWS                                                        30
------------------------------------------------------

TAX INFORMATION                                                               31
------------------------------------------------------

  Federal Income Tax                                                          31
PERFORMANCE INFORMATION                                                       32
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       33
------------------------------------------------------

ADDRESSES                                                                     34
------------------------------------------------------

SYNOPSIS
--------------------------------------------------------------------------------

The Trust, an open-end, management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated June 20, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Board" or "Trustees") have established a single class of shares for The Tax-Free Money Market Fund and The Strategic Stock Fund, and two classes of shares, Trust Shares and Investment Shares, for each of the other Funds in the Trust.

As of the date of this prospectus, the Trust is comprised of the following eight portfolios:

       The U.S. Government Securities Fund--seeks to provide current income by investing in a professionally managed, diversified portfolio limited primarily to U.S. government securities;

       The Stock Fund--seeks to provide growth of capital and income by investing in common stocks of high quality companies;

       The Strategic Stock Fund--seeks to provide growth of capital by investing in common stocks;

       The Virginia Municipal Bond Fund--seeks to provide current income which is exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Virginia by investing in a portfolio of Virginia municipal securities;

       The Maryland Municipal Bond Fund--seeks to provide current income which is exempt from federal regular income tax and the personal income tax imposed by the State of Maryland by investing in a portfolio of Maryland municipal securities;

       The Treasury Money Market Fund--seeks to provide current income consistent with stability of principal by investing in short-term U.S. Treasury obligations;

       The Money Market Fund--seeks to provide current income consistent with stability of principal by investing in money market instruments; and

       The Tax-Free Money Market Fund--seeks to provide current income exempt from federal income tax consistent with stability of principal, by investing in municipal securities.

This prospectus relates only to the Trust Shares ("Trust Shares") of those Funds offering classes and to the single class of shares ("Tax-Free Money Market Shares" and "Strategic Stock Shares") of The Tax-Free Money Market Fund and The Strategic Stock Fund (Trust Shares, Tax-Free Money Market Shares and Strategic Stock Shares are sometimes collectively referred to as "Shares"). For information on how to purchase Shares please refer to "Investing in Shares." A minimum initial investment of $1,000 is required for shares of The Tax-Free Money Market Fund and The Strategic Stock Fund, and a minimum investment of $10,000 is required for Trust Shares of the other Funds in the Trust. Shares are sold and redeemed at net asset value. Information on redeeming Shares may be found under "Redeeming Shares." The Funds are advised by Virtus Capital Management, Inc.

SPECIAL CONSIDERATIONS

Investors should be aware of the following general considerations: the market value of fixed-income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to changes in prevailing interest rates. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options, variable rate securities and equity securities are described under "Investment Objective and Policies of Each Fund" and "Portfolio Investments and Strategies."


SUMMARY OF FUND EXPENSES--TRUST SHARES, STRATEGIC
STOCK SHARES AND TAX-FREE MONEY MARKET SHARES
--------------------------------------------------------------------------------

The following Fee Table and Example summarize the various costs and expenses that a shareholder of Trust Shares, Strategic Stock Shares and Tax-Free Money Market Shares will bear, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES

                                        THE                       THE           THE            THE
                                     TAX-FREE        THE       TREASURY      MARYLAND       VIRGINIA
                                       MONEY        MONEY        MONEY       MUNICIPAL      MUNICIPAL        THE
                                      MARKET       MARKET       MARKET         BOND           BOND          STOCK
                                       FUND         FUND         FUND          FUND           FUND          FUND
Contingent Deferred Sales Charge
(as a percentage of amount
redeemed, if applicable)..........  None         None         None          None           None          None


                                       THE U.S.
                                      GOVERNMENT      THE STRATEGIC
                                      SECURITIES          STOCK
                                         FUND             FUND
Contingent Deferred Sales Charge
(as a percentage of amount
redeemed, if applicable)..........  None             2.00%



ANNUAL TRUST SHARES, STRATEGIC STOCK SHARES, AND TAX-FREE MONEY MARKET SHARES OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                TRUST SHARES,                           TOTAL TRUST SHARES,
                                                               STRATEGIC STOCK                        STRATEGIC STOCK SHARES
                                                                 SHARES AND                          AND TAX-FREE MONEY MARKET
                                                   NET         TAX-FREE MONEY                        SHARE OPERATING EXPENSES
                                               MANAGEMENT       MARKET SHARES         OTHER             NET OF ANY WAIVERS
                                                FEES (1)       12B-1 FEES (2)    EXPENSES (3)(4)       OR REIMBURSEMENTS (5)
The Money Market Fund.....................       0.35%              None             0.22%                    0.57%
The Treasury Money Market Fund............       0.40%              None             0.20%                    0.60%
The Tax-Free Money Market Fund............       0.00%             0.00%             0.39%                    0.39%
The Maryland Municipal Bond Fund..........       0.32%              None             0.67%                    0.99%
The Virginia Municipal Bond Fund..........       0.55%              None             0.37%                    0.92%
The Stock Fund............................       0.54%              None             0.42%                    0.96%
The U.S. Government Securities Fund.......       0.50%              None             0.26%                    0.76%
The Strategic Stock Fund..................       0.00%             0.00%             0.44%                    0.44%


(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for The Money Market Fund, The Treasury Money Market Fund, The Tax-Free Money Market Fund, The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, The Stock Fund, The U.S. Government Securities Fund, and The Strategic Stock Fund is 0.50%, 0.50%, 0.50%, 0.75%, 0.75%, 0.75%, 0.75%, and 1.00%, respectively.

(2) As of the date of this prospectus, The Strategic Stock Fund and The Tax-Free Money Market Fund are not paying or accruing 12b-1 fees. The Strategic Stock Fund and The Tax-Free Money Market Fund will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors. The Strategic Stock Fund and The Tax-Free Money Market Fund can pay up to 0.25% and 0.35% respectively, as a 12b-1 fee to the distributor. See "Management of the Trust--Distribution Plans."

(3) Includes administration fees. See "Management of the Trust--Administration of the Funds."

(4) Total other expenses for the Tax-Free Money Market Fund, would have been 0.45% absent the voluntary reimbursement of other operating expenses by the Adviser. The Adviser can terminate this reimbursement at any time at its sole discretion.

(5) The total Trust Shares Operating Expenses for The Money Market Fund, The Treasury Money Market Fund, The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, The Stock Fund, The U.S. Government Securities Fund, and The Strategic Stock Fund would have been 0.76%, 0.70%, 1.43%, 1.14%, 1.17%, 1.04%, and 1.47%, respectively, and the total Operating Expenses for The Tax-Free Money Market Fund would have been 0.95%, absent the waivers described above in notes 1, 2 and 4.


EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The Funds charge no contingent deferred sales charges for Trust Shares or Tax-Free Money Market Shares.

                                                                                1 YEAR       3 YEARS      5 YEARS     10 YEARS
The Money Market Fund.......................................................      $ 6          $18          $32         $ 71
The Treasury Money Market Fund..............................................      $ 6          $19          $33         $ 75
The Tax-Free Money Market Fund..............................................      $ 4          $13          $22         $ 49
The Maryland Municipal Bond Fund............................................      $10          $32          $55         $121
The Virginia Municipal Bond Fund............................................      $ 9          $29          $51         $113
The Stock Fund..............................................................      $10          $31          $53         $118
The U.S. Government Securities Fund.........................................      $ 8          $24          $42         $ 94
The Strategic Stock Fund....................................................      $ 5          $14          $25         $ 55


The purpose of the foregoing Example is to assist an investor in understanding the various costs and expenses that a shareholder of Trust Shares, Strategic Stock Shares and Tax-Free Money Market Shares will bear, either directly or indirectly. For a more complete description of the various costs and expenses, see "The Virtus Funds Information" and "Investing in Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUNDS' FISCAL YEAR ENDING SEPTEMBER 30, 1996.

The information set forth in the foregoing table and Example relates only to Trust Shares of those Funds offering separate classes, The Tax-Free Money Market Shares, and The Strategic Stock Fund Shares. Investment Shares of those Funds offering separate classes are subject to certain of the same expenses as Trust Shares with the addition of a maximum contingent deferred sales charge of 2.00%, and a 12b-1 fee of up to 0.25 of 1% of the Investment Shares' average daily net assets of The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, The Stock Fund and The U.S. Government Securities Fund, and of up to 0.35 of 1% of the Investment Shares' average daily net assets of The Money Market Fund, and The Treasury Money Market Fund. See "Other Classes of Shares."


THE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                  1995       1994       1993       1992       1991(A)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  9.83    $  10.90   $ 10.95    $ 10.54    $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.64       0.61       0.66       0.75        0.78
  Net realized and unrealized gain (loss) on investments            0.30      (0.94)      0.03       0.50        0.54
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                  0.94      (0.33)      0.69       1.25        1.32
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                         (0.64)     (0.61)     (0.66)(e)  (0.75)      (0.78)
  Distributions from net realized gains on investment
    transactions                                                   --         --         (0.08)     (0.09)         --
  Distributions in excess of net realized gain on investment
    transactions (e)                                               --         (0.13)      --         --            --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                              (0.64)     (0.74)     (0.74)     (0.84)      (0.78)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 10.13     $ 9.83    $ 10.90    $ 10.95     $ 10.54
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                    9.84%     (3.36)%     6.82%     12.42%      14.00%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                          1.01%      0.99%      0.77%      0.52%       0.64%(c)
  Net investment income                                             6.41%      5.94%      5.91%      7.01%       8.03%(c)
  Expense waiver/reimbursement (d)                                  0.28%      0.32%      0.43%      0.65%       0.93%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                       $114,803   $112,439   $119,187    $40,274         $10
  Portfolio turnover                                                  82%       227%       154%       201%        101%
------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                       1995       1994       1993       1992       1991(A)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  9.83    $ 10.90    $ 10.95    $ 10.54     $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.66       0.63       0.67       0.75        0.78
  Net realized and unrealized gain (loss) on investments            0.30      (0.94)      0.03       0.50        0.54
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                  0.96      (0.31)      0.70       1.25        1.32
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                         (0.66)     (0.63)     (0.67) (e) (0.75)      (0.78)
  Distributions from net realized gains on investment
    transactions                                                    --         --        (0.08)     (0.09)       --
  Distributions in excess of net realized gain on investment
    transactions (e)                                                --        (0.13)       --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                              (0.66)     (0.76)     (0.75)     (0.84)      (0.78)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $ 10.13     $ 9.83    $ 10.90    $ 10.95     $ 10.54
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                  10.11%      (3.12)%     6.94%     12.42%      14.00%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         0.76%       0.74%      0.63%      0.52%       0.64%(c)
  Net investment income                                            6.66%       6.19%      6.17%      7.01%       8.03%(c)
  Expense waiver/reimbursement (d)                                 0.28%       0.32%      0.43%      0.65%       0.93%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                      $101,410    $107,103   $112,334    $95,610     $27,565
  Portfolio turnover                                                 82%        227%       154%       201%        101%
------------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (e) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.


THE STRATEGIC STOCK FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                                     PERIOD ENDED
                                                                                                     SEPTEMBER 30,
                                                                                                        1995(A)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                                     0.03
  Net realized and unrealized gain (loss) on investments                                                    2.03
--------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                                          2.06
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                                                                 (0.03)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                         $   12.03
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                                                           20.59%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                                                  0.44%(c)
  Net investment income                                                                                     0.46%(c)
  Expense waiver/reimbursement (d)                                                                          1.03%(c)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                                                $78,388
  Portfolio turnover                                                                                          92%
--------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.


THE STOCK FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                 1995(E)      1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   11.80   $   12.39  $   12.02  $   11.86   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.09        0.17       0.24       0.26        0.32
  Net realized and unrealized gain (loss) on investments              2.20       (0.39)      0.54       0.46        1.85
-------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    2.29       (0.22)      0.78       0.72        2.17
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.09)      (0.17)     (0.25)     (0.25)      (0.31)
  Distributions from net realized gains on investment
    transactions                                                     (0.30)      (0.20)     (0.16)     (0.31)        --
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.39)      (0.37)     (0.41)     (0.56)      (0.31)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   13.70   $   11.80  $   12.39  $   12.02   $   11.86
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     20.02%      (1.72%)     6.31%      6.31%      22.68%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            1.21%       1.20%      0.87%      0.95%       0.80%(c)
  Net investment income                                               0.67%       1.40%      1.81%      2.25%       3.05%(c)
  Expense waiver/reimbursement (d)                                    0.21%       0.23%      0.55%      0.34%       0.38%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $44,509     $26,739    $18,691  $   2,290  $      488
  Portfolio turnover                                                   208%        205%        67%        38%         84%
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                      1995(E)      1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   11.80   $   12.39  $   12.02  $   11.86   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.12        0.20       0.28       0.26        0.32
  Net realized and unrealized gain (loss) on investments              2.20       (0.40)      0.51       0.46        1.85
-------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    2.32       (0.20)      0.79       0.72        2.17
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.12)      (0.19)     (0.26)     (0.25)      (0.31)
  Distributions from net realized gains on investment
    transactions                                                     (0.30)      (0.20)     (0.16)     (0.31)       --
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.42)      (0.39)     (0.42)     (0.56)      (0.31)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   13.70   $   11.80  $   12.39  $   12.02   $   11.86
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     20.33%      (1.50%)     6.42%      6.31%      22.68%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.96%       0.95%      0.66%      0.95%       0.80%(c)
  Net investment income                                               0.92%       1.68%      2.09%      2.25%       3.05%(c)
  Expense waiver/reimbursement (d)                                    0.21%       0.23%      0.55%      0.34%       0.38%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $45,344     $70,374    $65,841    $49,581     $37,032
  Portfolio turnover                                                   208%        205%        67%        38%         84%
-------------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (e) Per share information presented is based on the monthly number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.


THE VIRGINIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                  1995       1994       1993       1992       1991(A)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.26  $   11.26  $   10.46  $   10.18   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.45       0.45       0.51       0.54        0.57
  Net realized and unrealized gain (loss) on investments              0.55      (0.92)      0.89       0.29        0.18
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    1.00      (0.47)      1.40       0.83        0.75
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.45)     (0.45(e)   (0.51)     (0.54)      (0.57)
  Distributions from net realized gain on investment
    transactions                                                      --        (0.06)     (0.09)     (0.01)       --
  Distributions in excess of net realized gain on investments
    (g)                                                               --        (0.02)       --         --         --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.45)     (0.53)     (0.60)     (0.55)      (0.57)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.81  $   10.26  $   11.26  $   10.46   $   10.18
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     10.00%     (4.25%)    13.49%      8.51%       7.64%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            1.17%      1.15%      0.90%      0.83%       0.47%(c)
  Net investment income                                               4.32%      4.22%      4.68%      5.14%       6.08%(c)
  Expense waiver/reimbursement (d)                                    0.22%      0.27%      0.50%      0.86%       1.70%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $70,572    $74,706    $63,492    $20,883  $    6,031
  Portfolio turnover                                                    26%        29%        17%        51%         27%
------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                       1995       1994       1993       1992       1991(A)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.26  $   11.26  $   10.46  $   10.18   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.48       0.48       0.53       0.54        0.57
  Net realized and unrealized gain (loss) on investments              0.55      (0.92)      0.89       0.29        0.18
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    1.03      (0.44)      1.42       0.83        0.75
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.48)     (0.48)(f)  (0.53)     (0.54)      (0.57)
  Distributions from net realized gain on investment
    transactions                                                      --        (0.06)      (0.09)     (0.01)      --
  Distributions in excess of net realized gain on investments
    (g)                                                               --        (0.02)      --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.48)     (0.56)     (0.62)     (0.55)      (0.57)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.81  $   10.26  $   11.26  $   10.46   $   10.18
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     10.27%     (4.01%)    13.62%      8.51%       7.64%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.92%      0.90%      0.75%      0.83%       0.47%(c)
  Net investment income                                               4.57%      4.47%      4.85%      5.14%       6.08%(c)
  Expense waiver/reimbursement (d)                                    0.22%      0.27%      0.50%      0.86%       1.70%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $33,670    $34,165    $41,204    $20,852  $    8,546
  Portfolio turnover                                                    26%        29%        17%        51%         27%
------------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (e) Amount includes distributions to shareholders in excess of net investment income of $0.0001 per share.

 (f) Amount includes distributions to shareholders in excess of net investment income of $0.0002 per share.

 (g) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.


THE MARYLAND MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                  1995       1994       1993       1992       1991(A)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.17  $   11.24  $   10.39  $   10.10   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.40       0.45       0.49       0.54        0.53
  Net realized and unrealized gain (loss) on investments              0.54      (0.97)      0.85       0.29        0.10
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    0.94      (0.52)      1.34       0.83        0.63
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.40)     (0.45)     (0.49)     (0.54)      (0.53)
  Distributions from net realized gain on investment
    transactions                                                     (0.02)     (0.10)    --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.42)     (0.55)     (0.49)     (0.54)      (0.53)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.69  $   10.17  $   11.24  $   10.39   $   10.10
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                      9.81%     (4.74%)    13.24%      8.31%       6.64%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            1.24%      1.17%      1.00%      0.59%       0.60%(c)
  Net investment income                                               4.24%      4.22%      4.50%      5.11%       5.66%(c)
  Expense waiver/reimbursement (d)                                    0.44%      0.51%      0.77%      1.91%       1.05%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $32,172    $34,580    $33,907  $   4,053  $    2,940
  Portfolio turnover                                                    21%        27%        23%        34%         35%
------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                       1995       1994       1993       1992       1991(A)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.17  $   11.24  $   10.39  $   10.10   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.42       0.48       0.50       0.54        0.53
  Net realized and unrealized gain (loss) on investments              0.54      (0.97)      0.85       0.29        0.10
------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                    0.96      (0.49)      1.35       0.83        0.63
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.42)     (0.48)     (0.50)     (0.54)      (0.53)
  Total Distributions from net realized gain on investment
    transactions                                                     (0.02)     (0.10)    --         --          --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (0.44)     (0.58)     (0.50)     (0.54)      (0.53)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   10.69  $   10.17  $   11.24  $   10.39   $   10.10
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                     10.09%     (4.50%)    13.37%      8.31%       6.64%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.99%      0.92%      0.86%      0.59%       0.60%(c)
  Net investment income                                               4.49%      4.46%      4.64%      5.11%       5.66%(c)
  Expense waiver/reimbursement (d)                                    0.44%      0.51%      0.77%      1.91%       1.05%(c)
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                        $   9,447    $11,301    $12,014  $   6,004  $      556
  Portfolio turnover                                                    21%        27%        23%        34%         35%
------------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Fund's annual report dated September 30, 1995, which can be obtained free of charge.


THE TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                 YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                   1995       1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.05       0.03       0.02       0.04        0.06
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.05)     (0.03)     (0.02)     (0.04)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                       4.98%      2.90%      2.52%      3.61%       5.90%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.85%      0.84%      0.70%      0.70%       0.51%(c)
  Net investment income                                                4.92%      2.86%      2.47%      3.49%       5.65%(c)
  Expense waiver/reimbursement (d)                                     0.10%      0.18%      0.20%      0.11%       0.27%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                           $39,363    $21,883    $20,382    $12,960       $ 548
-------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                        1995       1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.05       0.03       0.03       0.04        0.06
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.05)     (0.03)     (0.03)     (0.04)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                       5.24%      3.16%      2.64%      3.61%       5.90%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.60%      0.59%      0.58%      0.70%       0.51%(c)
  Net investment income                                                5.17%      3.30%      2.60%      3.49%       5.65%(c)
  Expense waiver/reimbursement (d)                                     0.10%      0.18%      0.20%      0.11%       0.27%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $208,656   $304,285   $152,921   $163,451    $129,959
-------------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                 YEAR ENDED SEPTEMBER 30,
INVESTMENT SHARES                                                   1995       1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.05       0.03       0.03       0.04        0.06
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.05)     (0.03)     (0.03)     (0.04)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                       5.11%      3.10%      2.77%      3.79%       5.92%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.80%      0.80%      0.64%      0.64%       0.51%(c)
  Net investment income                                                5.04%      3.07%      2.68%      3.64%       5.99%(c)
  Expense waiver/reimbursement (d)                                     0.21%      0.25%      0.30%      0.29%       0.36%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                           $41,813    $15,236     $9,905     $5,803       $   1
-------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED SEPTEMBER 30,
TRUST SHARES                                                        1995       1994       1993       1992       1991(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.05       0.03       0.03       0.04        0.06
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.05)     (0.03)     (0.03)     (0.04)      (0.06)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                       5.36%      3.35%      2.89%      3.79%       5.92%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.57%      0.55%      0.50%      0.64%       0.51%(c)
  Net investment income                                                5.27%      3.25%      2.83%      3.64%       5.99%(c)
  Expense waiver/reimbursement (d)                                     0.19%      0.25%      0.30%      0.29%       0.36%(c)
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $173,761   $132,445   $134,397   $136,616     $57,432
-------------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                                     YEAR ENDED
                                                                                                   SEPTEMBER 30,
                                                                                                 1995       1994(A)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $    1.00   $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                             0.03        0.01
LESS DISTRIBUTIONS
  Distributions from net investment income                                                         (0.03)      (0.01)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                 $    1.00   $    1.00
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                                                    3.53%       0.45%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                                          0.39%       0.36%(c)
  Net investment income                                                                             3.55%       2.65%(c)
  Expense waiver/reimbursement (d)                                                                  0.56%       0.70%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                                         $81,977     21,967
---------------------------------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from July 27, 1994 (date of initial public investment) to September 30, 1994.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND
--------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appear in the "Portfolio Investments and Strategies" section of this Prospectus and in the Combined Statement of Additional Information.

THE U.S. GOVERNMENT SECURITIES FUND

The investment objective of The U.S. Government Securities Fund is to provide current income.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in securities which are primary or direct obligations of the U.S. government or its instrumentalities or which are guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund may also invest in certain collateralized mortgage obligations ("CMOs") and adjustable rate mortgage securities ("ARMS"), both of which represent or are supported by direct or indirect obligations of the U.S. government or its instrumentalities. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in U.S. government securities (including such CMOs and ARMS).

The U.S. government securities in which the Fund invests include:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

The obligations of U.S. government agencies or instrumentalities which the Fund may buy are backed, in a variety of ways, by the U.S. government or its agencies or instrumentalities. Some of these obligations such as Government National Mortgage Association mortgage-backed securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers' Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers' Home Administration are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers' Home Administration, Federal Farm Credit Banks, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations.

CMOS. The Fund may also invest in CMOs which are rated AAA or better by a nationally recognized rating agency and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.


ARMS. ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests are issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

THE STOCK FUND

The investment objective of The Stock Fund is to provide growth of capital and income.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing in common stocks of large, medium and small capitalization companies which are either listed on the New York or American Stock Exchanges or trade in the over-the-counter markets. The Fund's investment approach is based upon the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. The securities in which the Fund invests include, but are not limited to, the following securities.

COMMON STOCKS. The Fund invests primarily in common stocks of companies selected by the Fund's investment adviser on the basis of investment research techniques, including assessment of earnings and dividend growth prospects of the companies. Factors such as product position, market share, potential earnings growth, or asset values will be considered by the investment adviser. At least 65% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position.

OTHER CORPORATE SECURITIES. The Fund may invest in preferred stocks, corporate bonds, notes, warrants, rights, and convertible securities of these companies. The corporate bonds, notes and convertible debt securities in which the Fund may invest must be rated, at the time of purchase, BBB or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services ("Fitch") or Baa or higher by Moody's Investor's Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by the Fund's adviser. (If a Security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.) Bonds rated BBB by S&P or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

COMMERCIAL PAPER. The Fund may invest in commercial paper rated A-1 by S&P, or Prime-1 by Moody's, or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper.

BANK INSTRUMENTS. The Fund may invest in instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs").

AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer.


U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities including those obligations purchased on a when-issued or delayed delivered basis.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser does not anticipate that the Fund's annual turnover rate will exceed 200% under normal market conditions. A higher rate of portfolio turnover may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

THE STRATEGIC STOCK FUND

The investment objective of The Strategic Stock Fund is to provide growth of capital.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in common stocks of large, medium and small capitalization companies which are either listed on the New York or American Stock Exchange or trade in the over-the-counter markets. The securities in which the Fund invests include, but are not limited to, the following securities. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies becomes effective.

COMMON STOCKS. The Fund will invest in stock that the Fund's investment adviser's proprietary investment methodology has identified as having superior appreciation potential. Factors such as product position, market share, potential earnings growth, or asset values will be considered by the investment adviser. Under normal market conditions, at least 65% of the Fund's portfolio will be invested in common stocks.

The Fund is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth), and different sizes of companies (large, medium and small capitalization). The value style seeks stocks that, in the opinion of the adviser, are undervalued and are or will be worth more than their current price. The growth style seeks stocks with high earnings growth rates which, in the opinion of the adviser, will lead to appreciation in stock price.

OTHER CORPORATE SECURITIES. The Fund may invest in preferred stocks, corporate bonds, notes, warrants, rights, and convertible securities of these companies of the kind described under "The Stock Fund".

COMMERCIAL PAPER. The Fund may invest in commercial paper rated A-1 by S&P, or Prime-1 by Moody's, or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but of comparable quality, including CCPs and Europaper.

BANK INSTRUMENTS. The fund may invest in instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits over $100,000,000, or if the principal amount of the instrument is insured by the BIF or the SAIF. These instruments may include ECDs, Yankee CDs, and ETDs.

AMERICAN DEPOSITARY RECEIPTS ("ADRS").  The Fund may invest in ADRs.

U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities including those obligations purchased on a when-issued or delayed delivered basis.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser does not anticipate that the Fund's annual portfolio turnover rate will exceed 200% under normal market conditions. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND

The investment objective of The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Virginia and the State of Maryland, respectively.
(Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

ACCEPTABLE INVESTMENTS. Each Fund pursues its investment objective by investing in a professionally managed portfolio of securities at least 65% of which is comprised of Virginia municipal bonds or Maryland municipal bonds, as the case may be. Each Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Virginia or Maryland state income taxes, respectively, or that at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular and Virginia or Maryland state income taxes, respectively.

The municipal securities in which each Fund invests are debt obligations, including industrial development bonds, issued on behalf of the Commonwealth of Virginia or the State of Maryland, as the case may be, or the political subdivisions or agencies of each respective state. In addition, each Fund may invest in debt obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency or any of these and participation interests in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the relevant Fund and/or the investment adviser to the relevant Fund, exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Virginia or the State of Maryland, as the case may be.

     CHARACTERISTICS. The debt securities in which each Fund invests will only be rated investment grade or of comparable quality at the time of purchase. The municipal securities which each Fund buys have essentially the same characteristics assigned by Moody's and S&P to investment grade bonds. Investment grade bonds are rated Baa, A, Aa, Aaa by Moody's, or BBB, A, AA, AAA by S&P. Bonds rated "Baa" by Moody's or "BBB" by S&P have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In certain cases, the Funds' adviser may choose bonds which are unrated, if it judges the bonds to have the same characteristics as investment grade bonds. If a security's rating is reduced below the required minimum after a Fund has purchased it, that Fund is not required to sell the security, but may consider doing so. A description of the ratings categories is contained in the Appendix to the Combined Statement of Additional Information.

THE TREASURY MONEY MARKET FUND

The investment objective of The Treasury Money Market Fund is to provide current income consistent with stability of principal.
ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States. They mature in 397 days or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition. The average maturity of these securities computed on a dollar-weighted basis, will be 90 days or less.

THE MONEY MARKET FUND

The investment objective of The Money Market Fund is to provide current income consistent with stability of principal.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in a diversified portfolio of money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, will be 90 days or less. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organization ("NRSROs") or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

       domestic issues of corporate debt obligations, including variable rate demand notes;

       commercial paper (including Canadian Commercial Paper and Europaper);

       certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

       short-term credit facilities, such as demand notes;

       asset-backed securities;

       obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

       other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by BIF or SAIF. Bank Instruments may include ECDs, Yankee CDs and ETDs. The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interest in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by S&P, Prime-1 by Moody's or F-1 (+ or -) by Fitch are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

THE TAX-FREE MONEY MARKET FUND

The investment objective of The Tax-Free Money Market Fund is current income exempt from federal income tax consistent with stability of principal and liquidity.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing in a portfolio of municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal income tax (including alternative minimum tax). The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal income tax ("municipal securities"). Examples of municipal securities include, but are not limited to:

       tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

       bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

       municipal commercial paper and other short-term notes;

       variable rate demand notes;

       municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases;

       construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage

       Associations; and

       participation, trust, and partnership interests in any of the foregoing obligations.

     PARTICIPATION INTERESTS. The Fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings and loan associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying municipal securities.

RATINGS. The municipal securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT LIMITATIONS

The Funds' investment limitations are discussed below under "Borrowing Money," "Selling Short," "Restricted and Illiquid Securities," "Diversification," "Investing in New Issuers," and "Acquiring Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

REGULATORY COMPLIANCE

The Treasury Money Market Fund, The Money Market Fund and The Tax-Free Money Market Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this prospectus and their Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will also determine the effective maturity of their respective investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

BORROWING MONEY
Except for The Tax-Free Money Market Fund the Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. The Tax-Free Money Market Fund may borrow up to one-third of the value of its total assets, including the amount borrowed. The Tax-Free Money Market Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. These policies cannot be changed without the approval of holders of a majority of a Fund's Shares.

SELLING SHORT

With respect to The U.S. Government Securities Fund, The Stock Fund and The Strategic Stock Fund, the Funds will not make short sales of securities, except in certain limited circumstances. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Funds will not invest more than 10% of the value of their assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees). In the case of The U.S. Government Securities Fund, The Stock Fund, and The Money Market Fund and The Strategic Stock Fund, this exception specifically extends to commercial paper issued under Section 4(2) of the Securities Act of 1933. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund, and The Maryland Municipal Bond Fund will not invest more than 15 % of their net assets in illiquid securities. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will not invest more than 10% of their net assets in illiquid securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general. The Funds will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, and therefore, any investment by a Fund in shares of another investment company would be subject to certain duplicate expenses, particularly transfer agent and custodian fees. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

DIVERSIFICATION

With respect to 75% of the value of total assets, The U.S. Government Securities Fund, The Stock Fund, The Money Market Fund and The Strategic Stock Fund will not invest more than 5% in securities of any one issuer other than cash or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

NON-DIVERSIFICATION

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, and The Tax-Free Money Market Fund are non-diversified investment companies, as defined by the Investment Company Act of 1940, as amended. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Funds, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of each Fund's portfolio. Any economic, political or regulatory developments affecting the value of the securities in each Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

To meet federal tax requirements for qualifications as a "regulated investment company" the Funds will limit their investments so at the close of each quarter of each fiscal year: (a) with regard to at least 50% of their respective total assets no more than 5% of their respective total assets are invested in the securities of a single issuer, and (b) no more than 25% of their respective total assets are invested in the securities of a single issuer.

INVESTING IN NEW ISSUERS

The U.S. Government Securities Fund, The Stock Fund, The Money Market Fund, and The Tax-Free Money Market Fund will not invest more than 5% of their total assets in securities of issuers that have records of less than three years of continuous operations including the operation of any predecessor. The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will not invest more than 5% of their total assets in industrial development bonds, the principal and interest of which are paid by companies (or guarantors, where applicable) which have an operating history of less than three years.

REPURCHASE AGREEMENTS

The securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive more or less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Treasury Money Market Fund and The Money Market Fund, may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of their respective total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

ACQUIRING SECURITIES

The U.S. Government Securities Fund, The Stock Fund and The Strategic Stock Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for a Fund.

The Stock Fund and The Strategic Stock Fund, as with other mutual funds that invest primarily in equity securities, are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. The United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Funds invest in small capitalization stocks, there are some additional risk factors associated with investments in the Funds. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the standard & Poor's 500 Composite Stock Price Index ("Standard & Poor's 500 Index"). This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions.

Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Funds, to the extent that it is invested in small capitalization stocks, will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

In addition, with respect to fixed income securities, investors should be aware that prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

VARIABLE RATE DEMAND NOTES

The Money Market Fund and The Tax-Free Money Market Fund may invest in variable rate demand notes. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Funds to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Funds treat variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which a Fund may next tender the security for repurchase.

CREDIT ENHANCEMENT

Certain of The Money Market Fund's and The Tax-Free Money Market Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. A Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, a Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require a Fund to treat the securities as having been issued by both the issuer and credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES

The Money Market Fund and The Tax-Free Money Market Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by a Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. A Fund uses these arrangements to provide itself with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

PARTICIPATION INTERESTS

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations and insurance companies. These participation interests give the Funds an undivided interest in municipal securities. The financial institutions from which the Funds purchase participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of good quality. The Board of Trustees will determine that participation interests meet the prescribed quality standards for the Funds.

VARIABLE RATE MUNICIPAL SECURITIES

Some of the municipal securities which The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund purchase may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to repayment of principal on demand by the Funds (usually in not more than seven days). While some variable rate municipal securities without this demand feature may not be considered liquid by the Fund's adviser, the Fund's investment limitations provide that it will invest no more than 15% of its total assets in illiquid securities. All variable rate municipal securities will meet the quality standards for the Funds. The investment adviser has been instructed by the Board of Trustees to monitor the pricing, quality and liquidity of the variable rate municipal securities, including participation interests, held by the Funds on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may purchase municipal securities in the form of municipal leases which are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute.

TEMPORARY INVESTMENTS

From time to time, during periods of other than normal market conditions, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; tax-free commercial paper; other temporary municipal securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which an organization selling a Fund a security agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Except for The Tax-Free Money Market Fund, there are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of good quality. Temporary investments held by The Tax-Free Money Market Fund must be rated in one of the two highest short-term rating categories by one or more NRSRO.

Although each Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or Virginia or Maryland personal income tax.

MUNICIPAL SECURITIES

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund invest principally in municipal securities. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.


The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt off or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS. Yields on municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, with respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, any adverse economic conditions or developments affecting the Commonwealth of Virginia, the state of Maryland, or their municipalities could impact a Fund's portfolio. The ability of The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund to achieve their investment objectives also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, investing in Virginia and Maryland municipal securities which meet a Fund's quality standards may not be possible if the Commonwealth of Virginia, the state of Maryland, or their municipalities do not maintain their current credit ratings. In addition, certain Virginia or Maryland constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting Virginia and Maryland municipal securities. In addition, from time to time, the supply of municipal securities acceptable for purchase by The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund, could become limited.

The Tax-Free Money Market Fund may invest in municipal securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these municipal securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

PUT AND CALL OPTIONS. The Stock Fund and The Strategic Stock Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Funds hold against decreases in value. These Funds may also write covered call options on all or any portion of their portfolios to generate income for the Funds. The Funds will write call options on securities either held in their portfolios or which they have the right to obtain without payment of further consideration or for which they have segregated cash or U.S. government securities in the amount of any additional consideration.

The Stock Fund and the Strategic Stock Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Funds purchase and write options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's adviser.
Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Funds will not buy call options or write put options without further notification to shareholders.


FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Stock Fund and The Strategic Stock Fund may purchase and sell financial futures contracts to hedge all or a portion of their portfolios against changes in stock prices. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Stock Fund and The Strategic Stock Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised.

Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

A Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

     RISKS. When a Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

FUTURES CONTRACTS AND OPTIONS TO BUY OR SELL SUCH CONTRACTS--THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND

The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund reserve the right to enter into interest rate futures contracts as a hedge without shareholder action. Before the Funds begin using this investment technique, shareholders will be notified.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Funds will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that a Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies and limitations.


THE VIRTUS FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Board of Trustees (the "Board" or the "Trustees") is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Virtus Capital Management, Inc., the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund--.50%; and The U.S. Government Securities Fund, The Stock Fund, The Virginia Municipal Bond Fund; The Maryland Municipal Bond Fund--.75%; and The Strategic Stock Fund--1.00%. The fee paid by The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time with respect to a Fund at its sole discretion. The Adviser has also undertaken to reimburse the Funds for operating expenses in excess of limitations established by certain states.

     ADVISER'S BACKGROUND. Virtus Capital Management, Inc., a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management (adviser to the Funds since 1990), is a wholly-owned subsidiary of Signet Banking Corporation. Signet Banking Corporation is a multi-state, multi-bank holding company which has provided investment management services since 1956. Virtus Capital Management, Inc., which is a registered investment adviser, manages, in addition to the Funds, three equity common trust funds with $44 million in assets and three fixed income common trust funds with $218 million in assets. As part of their regular banking operations, Signet Bank may make loans to public companies. Virtus Capital Management, Inc. also advises The Blanchard Group of Funds. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Signet Bank. The lending relationship will not be a factor in the selection of securities.
     E. Christian Goetz has managed The U.S. Government Securities Fund since August, 1991, and The Maryland Municipal Bond Fund and The Virginia Municipal Bond Fund since November 1994. Mr. Goetz is a Chartered Financial Analyst, and is currently Vice President of Signet Trust Company and Director of Fixed Income Investments for Virtus Capital Management, Inc., where he has been a fixed income portfolio manager since 1990. Prior to joining Virtus Capital Management, Inc., Mr. Goetz had been a foreign and domestic bond portfolio manager with Central Fidelity Bank, Richmond, Virginia, since 1988.

     Garry M. Allen has managed The Stock Fund since July 1994, and The Strategic Stock Fund since its inception. Mr. Allen is a Chartered Financial Analyst and Chief Investment Officer for Virtus Capital Management, Inc. Prior to joining Virtus Capital Management, Inc., Mr. Allen had been Managing Director of U.S. Equities (November 1990 to March
     1994) and Director, International Asset Management (June 1985 to November
     1990) of The Virginia Retirement System.

DISTRIBUTION OF SHARES OF THE FUNDS

Federated Securities Corp. is the principal distributor for Shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


DISTRIBUTION PLAN. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 on behalf of The Tax-Free Money Market Fund and The Strategic Stock Fund (the "Plan"), the distributor may select financial institutions such as fiduciaries, custodians for public funds, investment advisers and brokers/dealers to provide distribution and/or administrative services as agents for their clients or customers. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding The Tax-Free Money Market Fund and The Strategic Stock Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as The Tax-Free Money market Fund and The Strategic Stock Fund reasonably request for shares.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trustees, provided that for any period the total amount of these fees shall not exceed an annual rate of .35 of 1% of the average net asset value of Tax-Free Money Market Shares, and .25 of 1% of the average net asset value of Strategic Stock Shares subject to the Plan held during the period by clients or customers of financial institutions. Any fees paid by the distributor under the Plan will be reimbursed from the assets of The Tax-Free Money Market Fund and The Strategic Stock Fund. The Plan will not be activated unless and until a second class of shares of The Tax-Free Money Market Fund and The Strategic Stock Fund, which will not have a Rule 12b-1 Plan, is created.

The distributor, in its sole discretion, may uniformly offer to pay all brokers or dealers selling shares of The Tax-Free Money Market Fund and The Strategic Stock Fund additional amounts predicated upon the amount of shares of The Tax-Free Money Market Fund, The Strategic Stock Fund or certain other Funds of The Virtus Funds sold by the broker or dealer. Such payments, if made, will be in addition to amounts paid under the distribution plan and will not be an expense of The Tax-Free Money Market Fund or The Strategic Stock Fund.

ADMINISTRATIVE ARRANGEMENTS. The distributor may pay financial institutions a fee based upon the average net asset value of Shares of their customers invested in the Trust for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Trust.

GLASS-STEAGALL ACT. The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate each Fund and the separate classes. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

        MAXIMUM                  AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE             NET ASSETS OF THE TRUST
         .15 of 1%       on the first $250 million
        .125 of 1%       on the next $250 million
         .10 of 1%       on the next $250 million
        .075 of 1%       on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $50,000 per Fund. With respect to The Strategic Stock Fund, the fee shall be at least $75,000. Federated Administrative Services may voluntarily waive a portion of its fee.

CUSTODIAN. Signet Trust Company, Richmond, Virginia, is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Signet Trust Company holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, Massachusetts, is transfer agent for the Shares of the Funds and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS. The independent auditors for the Funds are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

EXPENSES OF THE FUNDS AND TRUST SHARES

Each Fund pays all of its own expenses and its allocable share of the Trust's expenses.

The Trust's expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust; Trustees fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues and such nonrecurring and extraordinary items as may arise.

Each Fund's expenses for which holders of Shares may pay their allocable portion include, but are not limited to: registering each Fund and Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such nonrecurring and extraordinary items as may arise.

At present, no expenses are allocated to Trust Shares as a class. However, the Board of Trustees reserves the right to allocate certain other expense to the shareholders of a particular class as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to states; expenses related to administrative personnel and services as required to support holders of Shares of each Fund; legal fees relating solely to Shares; and Trustees' fee incurred as a result of issues relating solely to Shares.

BROKERAGE TRANSACTIONS. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Trust. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, each Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The net asset value for Shares is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares and dividing the remainder by the total number of Shares outstanding. Of course, these Funds cannot guarantee that their net asset value will always remain at $1.00 per Share.

With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, net asset value per Share fluctuates and is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Trust Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


INVESTING IN SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Funds are sold on days on which the New York Stock Exchange is open for business except on Lee-Jackson-King Day, Columbus Day and Veterans' Day. Shares of the Funds may be purchased through Signet Trust Company. In connection with the sale of Shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, an investor may write or call Signet Trust Company to place an order to purchase Shares of the Funds. (Call 804-771-7470). Purchase orders must be received by Signet Trust Company before 4:00 p.m. (Eastern time). Payment for Shares of the Funds may be made by check or by wire. Orders are considered received after payment by check is converted into federal funds and received by Signet Trust Company. Payment must be received by Signet Trust Company on the next business day after placing the order. For orders received by 11:00 a.m. (Eastern time), shareholders will begin earning dividends on that day provided payment by wire is received by Signet Trust Company by 2:00 p.m. (Eastern time) on that day.

With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, an investor may write or call Signet Trust Company to place an order to purchase Shares of the Fund. (Call 804-771-7470). Purchase orders must be received by Signet Trust Company before 4:00 p.m. (Eastern time). Payment for Shares of the Funds may be made by check or by wire. Payment must be received by Signet Trust Company the next business day.

BY CHECK. Purchases of Shares by check must be made payable to Signet Trust Company and sent to Signet Trust Company, 7 North Eighth Street, Richmond, VA 23219.

BY WIRE. With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, payment by wire must be received by Signet Trust Company before 2:00 p.m. (Eastern time) the next business day after placing the order. With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, payment by wire must be received by Signet Trust Company the next business day. Shares of the Funds cannot be purchase by Federal Reserve Wire on Columbus Day, Veterans' Day or Lee-Jackson-King Day.

MINIMUM INVESTMENT REQUIRED
The minimum initial investment in Shares is $10,000 for those Funds offering Trust Shares, and $1,000 for The Tax-Free Money Market Fund and The Strategic Stock Fund.

WHAT SHARES COST

Shares of the Funds are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Funds at the time of purchase.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, for The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares of a Fund are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The net asset value is determined at 1:00 p.m. Eastern time, and 4:00 p.m. Eastern time and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, for The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence day, Labor Day, Thanksgiving Day, and Christmas Day.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting Signet Trust Company in writing.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month. With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, detailed confirmations of each purchase or redemption are sent to each shareholder. In addition, monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS

With respect to The U.S. Government Securities Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, dividends are declared daily and paid monthly.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, Shares purchased by wire before 2:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends on the day after the check is converted by Signet Trust Company into federal funds.

With respect to The Stock Fund and The Strategic Stock Fund, dividends are declared and paid quarterly.

Unless cash payments are requested by shareholders in writing to a Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS
With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, capital gains realized by a Fund, if any, will be distributed at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Each Fund redeems Shares at their net asset value next determined after Signet Trust Company receives the redemption request. Redemptions will be made on days on which a Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form by Signet Trust Company.

BY TELEPHONE. A shareholder may redeem Shares of a Fund by calling Signet Trust Company to request the redemption. (Call 804-771-7470) Shares will be redeemed at the net asset value next determined after a Fund receives the redemption request from Signet Trust Company.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, redemption requests received before 11:00 a.m. (Eastern time) will be wired the same day, but will not be entitled to that day's dividend. A redemption request must be received by Signet Trust Company before 4:00 p.m. (Eastern time). Redemption requests through registered broker/dealers must be received by Signet Trust Company before 3:00 p.m. (Eastern time). Signet Trust Company is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. Other registered broker/dealers may charge customary fees and commissions for this service.

With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, a redemption request must be received by Signet Trust Company before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through registered broker/dealers must be received by Signet Trust Company before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Signet Trust Company is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. Other registered broker/dealers may charge customary fees and commissions for this service.

If, at any time, a Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting a Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Signet Trust Company. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem Shares of a Fund by sending a written required to Signet Trust Company. The written request should include the shareholder's name, the Fund name, the class of shares, the account number, and the Share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to Signet Trust Company.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

       a trust company or commercial bank whose deposits are insured by BIF which is administered by the FDIC;

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

       a savings bank or savings and loan association whose deposits are insured by the SAIF, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do no accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of November 6, 1995, Bova & Co, Richmond, Virginia, owned approximately 8,096,722 Trust Shares of The U.S. Government Securities Fund (80%); approximately 2,845,044 Trust Shares of The Stock Fund (87%); approximately 5,519,877 shares of The Strategic Stock Fund (91%); approximately 2,991,619 Trust Shares of The Virginia Municipal Bond Fund (96%); approximately 807,429 Trust Shares of The Maryland Municipal Bond Fund (92%); approximately 166,276,008 Trust Shares of The Treasury Money Market Fund (75%); approximately 166,515,351 Trust Shares of The Money Market Fund (97%); and approximately 66,885,852 shares of The Tax-Free Money Market Fund (68%), and therefore, may, for certain purposes, be deemed to control the Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for obligations of the Trust, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. Signet Trust Company is subject to such banking laws and regulations.

Signet Trust Company believes, based on the advice of its counsel, that Virtus Capital Management, Inc., may perform the services for any Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Virtus Capital Management, Inc. from continuing to perform all or a part of the above services for its customers and/or a Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of a Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Virtus Capital Management, Inc. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Virtus Capital Management, Inc. is found) as a result of any of these occurrences.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds anticipate that they will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

With respect to The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Treasury Money Market Fund and The Money Market Fund, unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. Shareholders of The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Treasury Money Market Fund and The Money Market Fund are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Shareholders of The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund and The Tax-Free Money Market Fund are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 17, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Tax-Free Money Market Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Funds representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.
VIRGINIA TAXES. Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code and represent (i) interest from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.

MARYLAND TAXES. Under existing Maryland laws, distributions made by the Fund will not be subject to Maryland state or local income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on tax-exempt obligations of Maryland or its political subdivisions or authorities; (ii) interest on obligations of the United States or an authority, commission, instrumentality, possession or territory of the United States; or (iii) gain realized by the Fund from the sale or exchange of bonds issued by Maryland, a political subdivision of Maryland, or the United States Government (excluding obligations issued by the District of Columbia, a territory or possession of the United States, or a department, agency, instrumentality, or political subdivision of the District, territory or possession). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Maryland income taxes.

OTHER STATE AND LOCAL TAXES. With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any other state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, The U.S. Government Securities Fund, The Stock Fund and The Strategic Stock Fund may advertise total return and yield. The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund may advertise total return, yield and tax-equivalent yield. The Treasury Money Market Fund and The Money Market Fund may advertise yield and effective yield. The Tax-Free Money Market Fund may advertise its yield, effective yield, and tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of The U.S. Government Securities Fund, The Stock Fund, The Strategic Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund is calculated by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares of a Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The yields of Shares of The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund represent the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned on an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
The tax-equivalent yield of the Shares for The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The tax-equivalent yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales load or other similar non-recurring charges.

With respect to The U.S. Government Securities Fund and The Stock Fund total return and yield will be calculated separately for Trust Shares and Investment Shares.

With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, total return, yield and tax-equivalent yield will be calculated separately for Trust Shares and Investment Shares.

With respect to The Treasury Money Market Fund and The Money Market Fund, yield and effective yield will be calculated separately for Trust Shares and Investment Shares.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare their performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

Investment Shares, the other class of shares offered by those Funds offering separate classes, are sold to customers of Signet Bank, N.A. and Signet Financial Services, Inc. at net asset value at a minimum initial investment of $1,000. Under certain circumstances, Investment Shares may be subject to a 2.00% contingent deferred sales charge. Investment Shares may be exchanged for Investment Shares of the Funds at net asset value. Investment Shares are distributed to such institutions pursuant to a Rule 12b-1 Plan whereby brokers and administrators are paid a fee of .35 of 1% for The Treasury Money Market Fund and The Money Market Fund and .25 of 1% for The U.S. Government Securities Fund, The Stock Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund of the Investment Shares' average net asset value.

The amount of dividends payable to Shares will exceed those payable to Investment Shares by the difference between class expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of each of the Funds.

To obtain more information and a prospectus for Investment Shares, investors may call 1-800-723-9512.

ADDRESSES
--------------------------------------------------------------------------------

The U.S. Government Securities Fund                                        Federated Investors Tower
The Stock Fund                                                             Pittsburgh, Pennsylvania 15222-3779
The Strategic Stock Fund
The Treasury Money Market Fund
The Money Market Fund
The Virginia Municipal Bond Fund
The Maryland Municipal Bond Fund
The Tax-Free Money Market Fund
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Virtus Capital Management, Inc.                        707 East Main Street
                                                                           Suite 1300
                                                                           Richmond, Virginia 23219
---------------------------------------------------------------------------------------------------------------------

Custodian
                    Signet Trust Company                                   7 North Eighth Street
                                                                           Richmond, Virginia 23219
---------------------------------------------------------------------------------------------------------------------

Transfer Agent, and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------
Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
---------------------------------------------------------------------------------------------------------------------


                                        THE VIRTUS FUNDS
                                        TRUST SHARES
                                        COMBINED PROSPECTUS

                                        November 30, 1995

      VIRTUS CAPITAL MANAGEMENT, INC.
      A Subsidiary of Signet Banking Corporation
      Investment Adviser

      Federated Securities Corp. is the distributor of the Funds.

      CUSIP 927913103      CUSIP 927913855
      CUSIP 927913301      CUSIP 927913863
      CUSIP 927913830      CUSIP 927913889
      CUSIP 927913608      CUSIP 927913806
      3042108A-I (11/95)



The Strategic
Stock Fund



November 30, 1995



Prospectus
Funds Managed by

[LOGO OF VIRTUS CAPITAL MANAGEMENT, INC.]

The Investment Adviser to The Virtus Funds is Virtus Capital Management, Inc., a subsidiary of Signet Banking Corporation. The Virtus Funds are administered by subsidiaries of Federated Investors, independent of Signet.

Investment products offered through Signet Financial Services, Inc. are not deposits, obligations of, or guaranteed by Signet Bank, and are not insured by FDIC or any Federal agency. In addition, they involve risk, including possible loss of principal invested. Member NASD.

Virtus Capital Management, Inc. is the investment adviser for The Virtus Funds. Federated Securities Corp. is the distributor of the Funds.

Federated Securities Corp., Distributor, is independent of Signet Bank.


[LOGO OF VIRTUS FUNDS]

THE STRATEGIC STOCK FUND
(A PORTFOLIO OF THE VIRTUS FUNDS)

PROSPECTUS

The shares of The Strategic Stock Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio in The Virtus Funds (the "Trust"), an open-end management investment company (a mutual fund). The Fund seeks to provide growth of capital by investing primarily in common stocks.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT ENDORSED OR GUARANTEED BY, SIGNET TRUST COMPANY OR SIGNET BANK OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated November 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by writing to the Trust or calling 800-723-9512.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November 30, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------
INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies and Strategies                                           3
     Acceptable Investments                                                    3
     Common Stocks                                                             3
     Other Corporate Securities                                                3
     Commercial Paper                                                          3
     Bank Instruments                                                          4
     American Depositary Receipts ("ADRs")                                     4
     U.S. Government Securities                                                4
     Put and Call Options                                                      4
     Financial Futures and Options
       on Futures                                                              4
       Risks                                                                   4
     Derivative Contracts and Securities                                       5
     Portfolio Turnover                                                        5
     Borrowing Money                                                           5
     Selling Short                                                             5
     Restricted and Illiquid Securities                                        5
     When-Issued and Delayed Delivery
       Transactions                                                            5
     Investing in Securities of Other
       Investment Companies                                                    6
     Diversification                                                           6
     Repurchase Agreements                                                     6
     Lending of Portfolio Securities                                           6
     Acquiring Securities                                                      6
  Investment Risks                                                             6

THE VIRTUS FUNDS INFORMATION                                                   7
------------------------------------------------------

  Management of the Trust                                                      7
     Board of Trustees                                                         7
     Investment Adviser                                                        7
       Advisory Fees                                                           7
       Adviser's Background                                                    7
  Distribution of Fund Shares                                                  8
     Distribution Plan                                                         8
     Administrative Arrangements                                               8

     Glass-Steagall Act                                                        8
  Administration of the Funds                                                  8
     Administrative Services                                                   8
     Custodian                                                                 9
     Transfer Agent and Dividend
       Disbursing Agent                                                        9
     Independent Auditors                                                      9
  Expenses of the Fund                                                         9
     Brokerage Transactions                                                    9

NET ASSET VALUE                                                                9
------------------------------------------------------

INVESTING IN THE FUND                                                          9
------------------------------------------------------

  Share Purchases                                                              9
     By Check                                                                  9
     By Wire                                                                  10
  Systematic Investment Program                                               10
  Minimum Investment Required                                                 10
  What Shares Cost                                                            10
  Certificates and Confirmations                                              10
  Dividends                                                                   10
  Capital Gains                                                               10

EXCHANGE PRIVILEGE                                                            10
------------------------------------------------------

     By Telephone                                                             11

REDEEMING SHARES                                                              11
------------------------------------------------------

     By Telephone                                                             11
     By Mail                                                                  12
  Contingent Deferred Sales Charge                                            12
  Systematic Withdrawal Program                                               13
  Accounts with Low Balances                                                  13

SHAREHOLDER INFORMATION                                                       13
------------------------------------------------------

  Voting Rights                                                               13
  Massachusetts Partnership Law                                               14

EFFECT OF BANKING LAWS                                                        14
------------------------------------------------------

TAX INFORMATION                                                               14
------------------------------------------------------

  Federal Income Tax                                                          14

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------

ADDRESSES                                                                     16
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..........................       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)...............       None
Contingent Deferred Sales Charge (1) (as a percentage of original purchase price or redemption
  proceeds, as applicable)...........................................................................       2.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)...................................       None
Exchange Fee.........................................................................................       None
                                              ANNUAL FUND OPERATING EXPENSES*
                                          (As a percentage of average net assets)
Management Fee (after waiver)........................................................................       0.00%
12b-1 Fee (4)........................................................................................       0.00%
Total Other Expenses (after waiver)..................................................................       0.44%
     Total Fund Operating Expenses (4)...............................................................       0.44%


------------
(1) The Contingent Deferred Sales Charge is 2.00% of the lesser of the original purchase price or the net asset value of the shares redeemed within five years of the purchase date. For a more complete description, see "Redeeming Shares."

(2) The estimated management fee of the Fund has been reduced to reflect the anticipated voluntary waiver by the investment adviser. The adviser can terminate its voluntary waiver of fees at any time at its sole discretion. The maximum management fee is 1.00%.

(3) As of the date of this prospectus, the Fund is not paying or accruing 12b-1 fees. The Fund will not pay or accrue 12b-1 fees until a separate class of shares has been created for certain institutional investors. The Fund can pay up to 0.25% as a 12b-1 fee to the distributor. See "The Virtus Funds Information."

(4) Total Fund Operating Expenses for the Fund are estimated to be at 1.44% absent the anticipated voluntary waiver by the investment adviser.

* Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending September 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Virtus Funds Information" and "Investing in the Fund."

EXAMPLE                                                                 1 YEAR     1 YEAR+    3 YEARS    3 YEARS+
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period...............................................................     $25        $5         $37        $14


+ Reflects expenses on the same investment, assuming no redemption.

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 1996.


THE STRATEGIC STOCK FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated November 17, 1995, on the Fund's Financial Statements is incorporated by reference to the Annual Report dated September 30, 1995. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                                     PERIOD ENDED
                                                                                                     SEPTEMBER 30,
                                                                                                        1995(a)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                   $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                                     0.03
  Net realized and unrealized gain (loss) on investments                                                    2.03
--------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                                          2.06
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net investment income                                                                 (0.03)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                         $   12.03
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                                                           20.59%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                                                  0.44%(c)
  Net investment income                                                                                     0.46%(c)
  Expense waiver/reimbursement (d)                                                                          1.03%(c)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                                                $78,388
  Portfolio turnover                                                                                          92%
--------------------------------------------------------------------------------------------------------------------


(a) Reflects operations for the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 20, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Board" or "Trustees") has not established separate classes of shares. The Fund is designed for institutional and retail customers of Signet Bank and its affiliates as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in common stocks. A minimum initial investment of $1,000 is required. A contingent deferred sales charge may be imposed on all shares of the Fund (other than shares purchased through reinvestment of dividends and capital gains distributions), which are redeemed within five years of their purchase dates. Information on redeeming shares of the Fund may be found under "Redeeming Shares." The Fund is advised by Virtus Capital Management, Inc.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide growth of capital. The investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES AND STRATEGIES

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in common stocks of large, medium and small capitalization companies which are either listed on the New York or American Stock Exchange or trade in the over-the-counter markets. The securities in which the Fund invests include, but are not limited to, the following securities. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies becomes effective.

COMMON STOCKS. The Fund will invest in stocks that the Fund's investment adviser's proprietary investment methodology has identified as having superior appreciation potential. Factors such as product position, market share, potential earnings growth, or asset values will be considered by the investment adviser. Under normal market conditions, at least 65% of the Fund's portfolio will be invested in common stocks.

The Fund is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth), and different sizes of companies (large, medium and small capitalization). The value style seeks stocks that, in the opinion of the adviser, are undervalued and are or will be worth more than their current price. The growth style seeks stocks with high earnings growth rates which, in the opinion of the adviser, will lead to appreciation in stock price.

OTHER CORPORATE SECURITIES. The Fund may invest in preferred stocks, corporate bonds, notes, warrants, rights, and convertible securities of these companies. The corporate bonds, notes, and convertible debt securities in which the Fund may invest must be rated, at the time of purchase, BBB or better by Standard and Poor's Ratings Group ("S&P"), or Fitch Investors Services ("Fitch"), or Baa or better by Moody's Investors Service, Inc. (Moody's), or, if unrated, of comparable quality as determined by the Fund's adviser. (If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.) Bonds rated "BBB" by Standard & Poor's or Fitch or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated bonds.

COMMERCIAL PAPER. The Fund may invest in commercial paper rated A-1 by S&P, or Prime-1 by Moody's, or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper.


BANK INSTRUMENTS. The Fund may invest in instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs").

AMERICAN DEPOSITARY RECEIPTS ("ADRS"). The Fund may invest in ADRs. ADRs are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer.

U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities including those obligations purchased on a when-issued or delayed delivered basis.

PUT AND CALL OPTIONS. The Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may also write covered call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's adviser.

Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in stock prices. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised.

Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

     RISKS. When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies and limitations.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser does not anticipate that the Fund's annual portfolio turnover rate will exceed 200% under normal market conditions. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

BORROWING MONEY. The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.

SELLING SHORT. The Fund will not make short sales of securities, except in certain limited circumstances.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees). This exception specifically extends to commercial paper issued under Section 4(2) of the Securities Act of 1933. This policy cannot be changed without the approval of holders of a majority of the Fund's Shares.
The Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and certain securities determined by the Trustees not to be liquid.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase dates. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

DIVERSIFICATION. With respect to 75% of the value of total assets, the Fund will not invest more than 5% in securities of any one issuer other than cash or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. This policy cannot be changed without the approval of holders of a majority of the Fund's Shares.

REPURCHASE AGREEMENTS. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive more or less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.
ACQUIRING SECURITIES. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.

INVESTMENT RISKS

The Fund's ADRs, ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. The United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index ("Standard & Poor's 500 Index"). This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions.

Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund, to the extent that it is invested in small capitalization stocks, will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

In addition, with respect to fixed income securities, investors should be aware that prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

THE VIRTUS FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Board of Trustees (the "Board" or the "Trustees") is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Virtus Capital Management, Inc., the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.
     ADVISORY FEES. The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

     ADVISER'S BACKGROUND. Virtus Capital Management, Inc., a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management (adviser to the Funds since 1990), is a wholly-owned subsidiary of Signet Banking Corporation. Signet Banking Corporation is a multi-state, multi-bank holding company which has provided investment management services since 1956. Virtus Capital Management, Inc., which is a registered investment adviser, manages, in addition to the Funds, three equity common trust funds with $44 million in assets and three fixed income common trust funds with $218 million in assets. Virtus Capital Management, Inc. also advises The Blanchard Group of Funds. As part of their regular banking operations, Signet Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Signet Bank. The lending relationship will not be a factor in the selection of securities.

     Garry M. Allen has managed the Fund since its inception. Mr. Allen is a Chartered Financial Analyst and Chief Investment Officer for Virtus Capital Management, Inc. Prior to joining Virtus Capital Management, Inc., Mr. Allen was the Managing Director of U.S. Equities (November 1990 to March
     1994) and Director, International Asset Management (June 1985 to November
     1990) of the Virginia Retirement System.
DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 on behalf of the Fund (the "Plan"), the distributor may select financial institutions such as fiduciaries, custodians for public funds, investment advisers and brokers/dealers to provide distribution and/or administrative services as agents for their clients or customers. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its shares.

The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trustees, provided that for any period the total amount of these fees shall not exceed an annual rate of .25 of 1% of the average net asset value of shares of the Fund subject to the Plan held during the period by clients or customers of financial institutions. Any fees paid by the distributor under the Plan will be reimbursed from the assets of the Fund. The Plan will not be activated unless and until a second class of shares of the Fund, which will not have a Rule 12b-1 Plan, is created.
The distributor will, periodically, uniformly offer to pay cash or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items to all dealers selling shares of the Fund. Such payments will be predicated upon the amount of shares of the Fund that are sold by the dealers.

ADMINISTRATIVE ARRANGEMENTS. The distributor may pay financial institutions a fee based upon the average net asset value of shares of the Fund of their customers invested in the Trust for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Trust.

GLASS-STEAGALL ACT. The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

        MAXIMUM                    AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE               NET ASSETS OF THE TRUST
        .150 of 1%                        on the first $250 million
        .125 of 1%                         on the next $250 million
        .100 of 1%                         on the next $250 million
        .075 of 1%              on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $75,000. Federated Administrative Services may voluntarily waive a portion of its fee.


CUSTODIAN. Signet Trust Company, Richmond, Virginia, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Signet Trust Company holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, Massachusetts, is transfer agent for the shares of the Fund and dividend disbursing agent for the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

EXPENSES OF THE FUND

The Fund pays all of its own expenses and its allocable share of the Trust's expenses. These expenses include, but are not limited to: the cost of organizing the Trust and continuing its existence; Trustees fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust and the Fund; taxes and commissions; issuing purchasing, repurchasing and redeeming shares; fees for custodian, transfer agent, dividend disbursing agent, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and government agencies; meeting of Trustees and shareholders and proxy solicitations therefore; insurance premiums; association membership dues; and such nonrecurring and extraordinary expenses as may arise. However, the adviser may voluntarily waive and/or reimburse some expenses.

BROKERAGE TRANSACTIONS. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Trust. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Trustees.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Funds are sold on days on which the New York Stock Exchange is open for business except on Lee-Jackson-King Day, Columbus Day and Veterans' Day. Shares of the Fund may be purchased through Signet Financial Services, Inc. or Signet Trust Company. In connection with the sale of shares of the Fund, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

To purchase shares of the Fund through Signet Financial Services, Inc., call toll-free 1-800-723-9512. Trust and institutional investors should contact their account officer to make purchase requests through Signet Trust Company. Purchase orders must be received by Signet Financial Services, Inc. or Signet Trust Company before 4:00 p.m. (Eastern time). Payment for shares of the Fund may be made by check or by wire. Payment must be received for shares purchased through Signet Financial Services, Inc. within five days of placing the order. Payment for shares purchased through Signet Trust Company must be received on the next business day after placing the order.

BY CHECK. Purchases of shares by check must be made payable to Signet Financial Services, Inc. and sent to Signet Financial Services, Inc., P.O. Box 26301, Richmond, VA 23260.

BY WIRE. Shares of the Fund cannot be purchased by Federal Reserve Wire on Columbus Day, Veterans' Day or Lee-Jackson-King Day. To purchase shares by wire, trust and institutional investors should contact their trust investment adviser. All other shareholders should contact Signet Financial Services, Inc.


SYSTEMATIC INVESTMENT PROGRAM

Once an account has been opened, holders of Fund shares may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in shares at the net asset value next determined after an order is received by Signet Financial Services, Inc. A shareholder may apply for participation in this program through Signet Financial Services, Inc.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,000. Subsequent investments must be in amounts of at least $100. No minimum investment is required for officers, directors and employees (and their spouses and immediate family members) of Signet Banking Corporation or its subsidiaries.

WHAT SHARES COST

Shares of the Fund are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund at the time of purchase.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares of the Fund are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting Signet Financial Services, Inc. in writing.

Detailed confirmations of each purchase or redemption are sent to each shareholder. In addition, quarterly confirmations are sent to report dividends paid during that quarter.

DIVIDENDS

Dividends are declared and paid quarterly.

Unless cash payments are requested by shareholders in writing to the Fund, dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

Holders of shares of the Fund have easy access to shares of the other funds comprising the Trust and to shares of any Fund (a "Blanchard Fund") of The Blanchard Group of Funds through an exchange program, and exchanges may be made at net asset value without paying a redemption fee or sales charge upon such exchange.

Shareholders who exchange into a Virtus Fund must exchange shares having a net asset value of at least $1,000, and shareholders who exchange into a Blanchard Fund must exchange shares having a net asset value at least equal to the minimum investment requirement of the applicable Blanchard Fund. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Upon receipt by Signet Financial Services, Inc. of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value and invested in shares of the other participating fund. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration and reinvestment options for dividends and capital gains as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail".) Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a shortor long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination of this privilege. Shareholders may obtain further information on the exchange privilege by calling Signet Financial Services, Inc. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold.

BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling Signet Financial Services, Inc. toll-free at 1-800-723-9512. It is recommended that investors request this privilege at the time of their initial application. Information on this service can be obtained through Signet Financial Services, Inc. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Any shares of the Fund held in certificate form cannot be exchanged by telephone but must be forwarded to Signet Financial Services, Inc. and deposited to the shareholder's mutual fund account before being exchanged.

Telephone exchange instructions must be received by Signet Financial Services, Inc. before 3:00 p.m. (Eastern time) for shares of the Fund to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Signet Financial Services, Inc.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems its shares at their net asset value, less any applicable contingent deferred sales charge, next determined after Signet Financial Services, Inc. or Signet Trust Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form by Signet Financial Services, Inc. or Signet Trust Company.

BY TELEPHONE. To redeem shares of the Fund through Signet Financial Services, Inc., call toll-free 1-800-444-7123. Trust and institutional investors should contact their account officer to make redemption requests through Signet Trust Company. Shares of the Fund will be redeemed at the net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request from Signet Financial Services, Inc. or Signet Trust Company.

A redemption request must be received by Signet Financial Services, Inc. or Signet Trust Company before 4:00 p.m. (Eastern time) in order for shares of the Fund to be redeemed at that day's net asset value. Redemption requests through registered broker/dealers must be received by Signet Financial Services, Inc. before 3:00 p.m. (Eastern time) in order for shares of the Fund to be redeemed at that day's net asset value. Signet Financial Services, Inc. and Signet Trust Company are responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. Other registered broker/dealers may charge customary fees and commissions for this service.

If, at any time, the Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application.

If not completed at the time of initial application, authorization forms and information on this service can be obtained through Signet Financial Services, Inc. or Signet Trust Company. Telephone


redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered.

BY MAIL. Shareholders may redeem shares of the Fund by sending a written request to Signet Financial Services, Inc. Trust and institutional investors should send a written request to Signet Trust Company. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to Signet Financial Services, Inc., P.O. Box 26301, Richmond, VA 23260.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
       a savings bank or savings and loan association whose deposits are insured by the SAIF, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming shares from accounts in the Fund within five years of the purchase date of those shares will be charged a contingent deferred sales charge by the Fund's distributor. The charge will be based upon the lesser of the original purchase price or the net asset value of the shares redeemed, as follows:

     AMOUNT OF           CONTINGENT DEFERRED
      PURCHASE              SALES CHARGE
Under $100,000                     2.0%
$100,000-$249,999                  1.5%
$250,000-$399,999                  1.0%
$400,000-$499,999                  0.5%
$500,000 or more                   None


Separate purchases will not be aggregated for purposes of determining the applicable contingent deferred sales charge. In instances in which Fund shares have been acquired in exchange for shares in other Virtus Funds, (i) the purchase price is the price of the shares when originally purchased and (ii) the five year period will begin on the date of the original purchase. The contingent deferred sales charge will not be imposed on shares acquired (i) through the reinvestment of dividends or distribution of capital gains, (ii) prior to October 1, 1992, or (iii) in exchange for shares acquired prior to October 1, 1992. In computing the contingent deferred sales charge, if any, redemptions are deemed to have occurred in the following order: 1) shares acquired through the reinvestment of dividends and long-term capital gains, 2) shares purchased prior to October 1, 1992 (including shares acquired in exchange for shares purchased prior to October 1, 1992), 3) shares purchased more than five years before the date of redemption, and 4) shares purchased after October 1, 1992 and redeemed within five years of the date of purchase, determined on a first-in, first-out basis.


The contingent deferred sales charge will not be imposed on redemption of shares
(i) following the death or disability (as defined in the Internal Revenue Code) of a shareholder; (ii) to the extent that the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2; (iii) owned by the Trust Division of Signet Trust Company or other affiliates of Signet Banking Corporation representing funds which are held in a fiduciary, agency, custodial, or similar capacity;
(iv) or owned by directors and employees of the Fund, Signet Banking Corporation or Federated Securities Corp. or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and their spouses and children under 21; (v) or owned by non-trust customers ("Customers") of fee-based planners, investment advisers or banking institutions (collectively, "Institutions") where such Institutions have an agreement with, and such Customers have a brokerage account with, Signet Financial Services, Inc.; (vi) purchased through the Imprint program sponsored by Signet Financial Services, Inc.; (vii) if the proceeds from the redemption are used to purchase a Strive variable annuity within 10 days of the redemption;
(viii) purchased by a person who, at the time of purchase, owns shares of a Blanchard Fund; (ix) purchased in exchange for shares of a Blanchard Fund (unless such Blanchard Fund shares were themselves acquired in exchange for shares of a Virtus Fund which imposed a contingent deferred sales charge); or
(x) purchased in exchange for shares of a Virtus Fund which shares originally represented an interest in the Vista Federal Money Market Fund.

Contingent deferred sales charges are not charged when Fund shares are exchanged for shares of any other portfolio of The Virtus Funds or when redemptions are made by the Fund to liquidate accounts with low balances.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares are redeemed at net asset value less any applicable contingent deferred sales charge, to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to shares, and the fluctuation of the net asset value of shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in shares of the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in shares of the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Signet Financial Services, Inc.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or the Fund and for the election of Trustees under certain circumstances. As of November 6, 1995, Bova & Co, Richmond, Virginia, owned approximately 5,519,877 shares of The Strategic Stock Fund (91%), and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for obligations of the Trust, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. Signet Trust Company is subject to such banking laws and regulations.
Signet Trust Company believes, based on the advice of its counsel, that Virtus Capital Management, Inc. may perform the services for the Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Virtus Capital Management, Inc. from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Virtus Capital Management, Inc. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Virtus Capital Management, Inc. is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the other portfolios of The Virtus Funds will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distribution, including capital gains, received. This applies whether dividends and distributions are received in cash or as additional shares.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund may advertise total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of shares of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.
ADDRESSES
--------------------------------------------------------------------------------

The Strategic Stock Fund
                                                                           Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Virtus Capital Management, Inc.                        707 East Main Street
                                                                           Suite 1300
                                                                           Richmond, Virginia 23219
---------------------------------------------------------------------------------------------------------------------

Custodian
                    Signet Trust Company                                   7 North Eighth Street
                                                                           Richmond, Virginia 23219
---------------------------------------------------------------------------------------------------------------------

Transfer Agent, and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
---------------------------------------------------------------------------------------------------------------------




Cusip 927913806